March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO Ltd., Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.07%, 04/16/37(a)(b)	USD	500	$ 500,000
Anchorage Capital CLO Ltd., Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 7.47%, 04/28/37(a)(b)		1,000	978,130
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/22/38		2,255	2,255,511
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/22/38		1,353	1,354,399
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.09%, 06/25/36(a)(c)		3,471	2,296,727
Ballyrock CLO Ltd., Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/20/38(a)(b)		750	751,285
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3- mo. CME Term SOFR + 2.60%), 6.27%, 04/15/37(a)(b)		800	800,816
Carlyle US CLO Ltd., Series 2026-2A, Class D, 04/20/39(a)(b)(d)		650	650,000
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 4.69%, 04/20/32(a)(b)		1,340	1,338,679
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/15/37(a)(b)		500	500,275
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.12%, 04/21/37		550	550,541
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 4.99%, 01/18/38		1,804	1,804,533
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.37%, 01/18/38		2,255	2,253,625
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 6.72%, 10/20/37		500	493,856
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.02%, 01/22/38		500	489,930
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		286	162,867
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		272	273,054
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.08%, 01/15/38(a)(b)		500	500,421
CWABS Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1 mo. Term SOFR + 0.39%), 4.07%, 06/25/37(a)		391	366,216
Dryden Clo Ltd., Series 2018-61A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.03%, 01/17/32(a)(b)		610	610,001
Dryden CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 6.58%, 04/18/31(a)(b)		250	250,353
GoldenTree Loan Management U.S. CLO Ltd., Series 2021- 11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.75%, 10/20/34(a)(b)		280	279,433
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49(b)		234	237,427
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		86	86,484
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(b)		271	272,997
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 5.62%, 04/15/37(a)(b)	USD	875	$ 875,220
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		497	509,030
Nelnet Student Loan Trust, Series 2025-BA, Class D, 6.04%, 05/17/55(b)		320	314,768
OCP CLO Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.00%, 01/21/38(a)(b)(c)		1,000	1,000,014
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.33%, 01/25/31(a)(b)		83	82,490
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 02/25/61(b)		285	279,187
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 01/15/38(a)(b)		1,520	1,518,906
Pikes Peak CLO Ltd., Series 2020-6A, Class DRR, (3-mo. CME Term SOFR + 2.50%), 6.16%, 05/18/34(a)(b)		250	238,763
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.32%, 01/25/38(a)(b)		1,600	1,598,816
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.22%, 04/15/38(a)(b)		300	298,656
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 6.47%, 01/20/38(a)(b)		250	245,134
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(e)		980	962,850
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 01/15/38(a)(b)(c)		2,977	2,978,096
RR Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/15/37(a)(b)		250	250,040
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		148	151,302
Sterling COOFS Trust(e)
Series 2004-1, Class A, 2.36%, 04/15/29		607	—
Series 2004-2, Class Note, 2.08%, 03/30/30(b)		226	—
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		291	293,193
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(a)(b)		500	500,178
Trimaran CAVU Ltd., Series 2021-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 7.07%, 07/23/37(a)(b)		250	245,478
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(f)	GBP	18	24,819
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(b)	USD	201	201,697
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		367	365,174
Vista Point Securitization Trust, Series 2024-CES1, Class A2, 6.84%, 05/25/54(b)		575	582,997
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 5.58%, 10/17/32(a)(b)		500	500,997
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 6.57%, 10/24/37(a)(b)		500	496,905

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO III Ltd., Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.52%, 10/15/35(a)(b)	USD	250	$ 249,991
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)		870	824,793
Total Asset-Backed Securities — 6.8% (Cost: $36,072,641)			35,647,054

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(e)(g)	549	12,627
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $19,956)(e)(g)(h)	1,588	177,856
Financial Services — 0.0%
Aimbridge Acquisition Co., Inc.(e)(g)	2,750	123,723
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(g)	464	296
Hotels, Restaurants & Leisure — 0.0%
Fortrex Equity(e)(g)	3,500	101,500
Household Products — 0.0%
Berkline Benchcraft Equity LLC(e)(g)	3,155	—
Industrial Conglomerates(g) — 0.0%
Ameriforge Group, Inc.(e)	801	—
SVP Singer	4,245	19,102
		19,102
IT Services — 0.0%
Travelport LLC(e)(g)	91	93,702
Machinery — 0.0%
United Site Services, Inc.(e)(g)	18,926	137,214
Real Estate Management & Development — 0.0%
ADLER Group SA, VTG Shares(e)(g)	33,168	—
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(e)(g)	10,062	70,436
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(e)(g)	9,432	53,291
Wireless Telecommunication Services — 0.1%
Altice France Lux 3(g)	15,143	252,044
Total Common Stocks — 0.2% (Cost: $1,838,081)		1,041,791

		Par (000)
Corporate Bonds
Advertising Agencies — 1.2%
Clear Channel Outdoor Holdings, Inc.(b)(c)
7.75%, 04/15/28	USD	470	472,230
7.50%, 06/01/29		797	800,363
7.88%, 04/01/30		636	665,576
7.13%, 02/15/31		789	826,632
7.50%, 03/15/33		965	1,021,933
Security		Par (000)	Value
Advertising Agencies (continued)
CMG Media Corp., 8.88%, 06/18/29(b)	USD	230	$ 198,874
Lamar Media Corp.
4.00%, 02/15/30		40	38,170
5.38%, 11/01/33(b)		209	204,553
Neptune Bidco U.S., Inc.(b)
9.29%, 04/15/29(c)		414	415,150
10.38%, 05/15/31		263	265,369
9.50%, 02/15/33		360	349,286
Omnicom Group, Inc., 5.40%, 10/01/48(c)		200	174,260
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		88	87,793
4.25%, 01/15/29(c)		222	214,008
4.63%, 03/15/30(c)		107	103,236
7.38%, 02/15/31(c)		254	264,849
Stagwell Global LLC, 5.63%, 08/15/29(b)(c)		101	96,157
			6,198,439
Aerospace & Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		303	308,394
ATI, Inc.
5.88%, 12/01/27(c)		127	126,976
4.88%, 10/01/29		101	99,653
7.25%, 08/15/30(c)		535	554,778
5.13%, 10/01/31(c)		215	212,416
Bombardier, Inc.(b)
8.75%, 11/15/30(c)		251	266,949
7.25%, 07/01/31		34	35,629
7.00%, 06/01/32(c)		254	263,612
6.75%, 06/15/33		337	348,023
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)(c)		952	947,174
Goat Holdco LLC, 6.75%, 02/01/32(b)		295	296,808
Moog, Inc.(b)
4.25%, 12/15/27		17	16,990
5.50%, 10/15/34		124	124,390
Northrop Grumman Corp., 3.85%, 04/15/45(c)		600	471,308
TransDigm, Inc.(b)
6.75%, 08/15/28(c)		1,152	1,165,985
6.38%, 03/01/29(c)		1,477	1,504,565
6.63%, 03/01/32(c)		1,243	1,267,698
6.00%, 01/15/33(c)		811	810,545
6.38%, 05/31/33(c)		1,459	1,451,221
6.25%, 01/31/34		192	194,118
6.75%, 01/31/34(c)		1,318	1,335,272
6.13%, 07/31/34(c)		1,159	1,139,926
			12,942,430
Air Freight & Logistics(b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		234	240,207
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		114	118,571
			358,778
Automobile Components — 0.9%
American Axle & Manufacturing, Inc.(b)
6.38%, 10/15/32		151	149,451
7.75%, 10/15/33		158	153,813
Aptiv Swiss Holdings Ltd., 4.40%, 10/01/46		240	193,349
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28(c)		839	847,164
6.75%, 02/15/30		359	367,078
4.75%, 06/15/31	EUR	295	334,793
6.75%, 09/15/32(c)	USD	684	689,472
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.13%, 04/15/31(b)	USD	199	$ 196,178
Dana, Inc.
4.25%, 09/01/30		44	41,626
4.50%, 02/15/32		73	68,124
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)(c)		112	115,968
Goodyear Tire & Rubber Co., 6.63%, 07/15/30		119	116,368
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(f)(i)	EUR	100	120,844
Mahle GmbH, 6.50%, 05/02/31(f)		100	116,873
Qnity Electronics, Inc.(b)
5.75%, 08/15/32	USD	277	277,330
6.25%, 08/15/33		214	216,383
Schaeffler AG(f)
4.25%, 04/01/28	EUR	100	114,232
4.75%, 08/14/29		100	114,996
Tenneco, Inc., 8.00%, 11/17/28(b)(c)	USD	453	451,389
ZF Europe Finance BV(f)
7.00%, 06/12/30	EUR	100	117,905
5.50%, 02/17/32		100	109,047
			4,912,383
Automobiles — 1.3%
Allison Transmission, Inc., 5.88%, 12/01/33(b)	USD	158	157,031
Asbury Automotive Group, Inc., 4.50%, 03/01/28		146	143,372
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(f)	GBP	100	101,573
Carvana Co.(b)(c)(i)
(11.00% Cash or 13.00% PIK), 9.00%, 06/01/30	USD	693	720,524
(9.00% PIK), 9.00%, 06/01/31		1,480	1,600,973
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		200	206,811
General Motors Financial Co., Inc., 6.00%, 01/09/28(c)		1,000	1,022,376
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(b)		200	198,983
LCM Investments Holdings II LLC(b)(c)
4.88%, 05/01/29		183	178,079
8.25%, 08/01/31		266	276,306
Lithia Motors, Inc., 5.50%, 10/01/30(b)		174	170,508
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)(c)		446	428,624
Nissan Motor Co. Ltd.
5.25%, 07/17/29(f)	EUR	100	114,416
7.75%, 07/17/32(b)	USD	204	206,569
6.38%, 07/17/33(b)	EUR	145	166,750
8.13%, 07/17/35(b)	USD	607	624,507
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(f)	EUR	100	111,878
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)	USD	232	225,429
			6,654,709
Banks — 0.1%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(f)	EUR	100	115,607
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(c)(f)(j)	USD	200	195,758
Banco Espirito Santo SA(k)
4.75%, 01/15/22(a)	EUR	100	25,429
4.00%, 01/21/22(g)		100	25,429
Security		Par (000)	Value
Banks (continued)
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(f)	EUR	100	$ 120,881
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	USD	143	139,808
			622,912
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(c)		741	667,768
Biotechnology(b) — 0.2%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34		340	334,749
Genmab AS/Genmab Finance LLC
6.25%, 12/15/32		200	205,047
7.25%, 12/15/33(c)		435	455,328
			995,124
Building Materials — 1.3%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)		222	229,159
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		146	144,134
6.75%, 05/15/35		172	171,835
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(f)	EUR	100	117,651
6.63%, 12/15/30(b)(c)	USD	1,537	1,563,220
6.75%, 07/15/31(b)		175	179,980
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		257	174,254
7.00%, 09/01/32(c)		75	34,966
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		81	79,801
9.75%, 07/15/28		300	299,696
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32(c)		1,202	1,218,832
6.75%, 03/01/33		318	322,973
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		56	55,578
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32(c)		494	494,255
6.25%, 08/01/33(c)		504	498,333
5.88%, 03/15/34		279	269,009
Standard Industries, Inc.(b)
4.75%, 01/15/28		2	1,977
4.38%, 07/15/30(c)		519	489,191
3.38%, 01/15/31(c)		353	316,417
Wilsonart LLC, 11.00%, 08/15/32(b)		305	221,089
			6,882,350
Building Products(b) — 0.6%
LBM Acquisition LLC, 9.50%, 06/15/31		236	205,425
QXO Building Products, Inc., 6.75%, 04/30/32(c)		893	910,852
White Cap Supply Holdings LLC, 7.38%, 11/15/30(c)		2,019	1,958,416
			3,074,693
Capital Markets — 0.7%
Apollo Debt Solutions BDC
5.88%, 08/30/30(c)		163	160,436
6.70%, 07/29/31		70	70,817
6.55%, 03/15/32(c)		133	133,510
ARES Strategic Income Fund, 5.80%, 09/09/30(b)(c)		220	213,925
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		70	67,771
Blue Owl Capital Corp., 6.20%, 07/15/30(c)		223	219,777
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		220	204,861
Focus Financial Partners LLC, 6.75%, 09/15/31(b)(c)		197	195,650

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27(c)	USD	611	$ 598,723
9.75%, 01/15/29		170	167,136
4.38%, 02/01/29(c)		124	105,817
10.00%, 11/15/29(b)		193	190,134
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		78	77,133
6.75%, 05/01/33		260	263,788
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		338	338,042
8.00%, 08/01/33(c)		471	464,972
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(f)		200	207,375
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(i)(l)		179	162,415
			3,842,282
Chemicals — 2.0%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)		331	268,576
Celanese U.S. Holdings LLC
7.00%, 02/15/31		26	26,697
6.75%, 04/15/33(c)		181	185,699
7.38%, 02/15/34		213	218,224
Chemours Co.(b)
5.75%, 11/15/28(c)		574	568,331
4.63%, 11/15/29		372	348,845
7.88%, 03/15/34		200	199,942
Element Solutions, Inc., 3.88%, 09/01/28(b)(c)		1,262	1,228,725
FMC Corp.
3.45%, 10/01/29		184	164,357
4.50%, 10/01/49		55	34,035
6.38%, 05/18/53		39	29,385
Herens Holdco SARL, 4.75%, 05/15/28(b)(c)		212	178,165
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		6	6,005
Ingevity Corp., 3.88%, 11/01/28(b)		84	80,636
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)(c)		590	561,871
Itelyum Regeneration SpA, 5.75%, 04/15/30(f)	EUR	100	114,012
Kronos International, Inc., 9.50%, 03/15/29(f)		100	99,298
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)(c)	USD	147	150,391
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	166,134
OCP SA, 5.13%, 06/23/51(f)		200	155,474
Olympus Water U.S. Holding Corp.(b)(c)
7.25%, 06/15/31		596	582,115
7.25%, 02/15/33		1,731	1,651,549
Perimeter Holdings LLC, 6.25%, 01/15/34(b)(c)		527	516,855
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		362	353,084
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)(c)		413	407,235
WR Grace Holdings LLC(b)(c)
5.63%, 08/15/29		1,191	1,095,386
7.38%, 03/01/31		235	235,606
6.63%, 08/15/32		404	393,640
7.00%, 08/01/33		485	471,020
			10,491,292
Commercial Services & Supplies — 4.4%
ADT Security Corp.(b)
4.88%, 07/15/32		107	99,946
5.88%, 10/15/33(c)		453	438,735
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)(c)		476	486,490
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(c)	USD	2,362	$ 2,435,730
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(c)
6.00%, 06/01/29		1,659	1,603,053
6.88%, 06/15/30		895	907,245
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)(c)		1,543	1,507,064
APi Group DE, Inc.(b)
4.13%, 07/15/29		132	125,701
4.75%, 10/15/29		100	96,788
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)(f)	EUR	100	115,250
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(f)		100	98,208
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)(c)	USD	796	801,027
Boels Topholding BV, 5.75%, 05/15/30(f)	EUR	100	116,131
Brink’s Co.(b)
6.50%, 06/15/29	USD	157	159,430
6.75%, 06/15/32		68	68,831
Clarivate Science Holdings Corp.(b)(c)
3.88%, 07/01/28		298	281,228
4.88%, 07/01/29		883	766,167
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)(c)		734	717,081
Deluxe Corp., 8.13%, 09/15/29(b)		132	137,027
FTAI Aviation Investors LLC(b)(c)
5.50%, 05/01/28		740	739,739
7.88%, 12/01/30		671	700,655
7.00%, 05/01/31		838	859,059
7.00%, 06/15/32		427	437,725
5.88%, 04/15/33		367	359,069
Garda World Security Corp.(b)
7.75%, 02/15/28(c)		532	541,186
6.00%, 06/01/29		65	61,869
8.25%, 08/01/32(c)		599	592,731
8.38%, 11/15/32(c)		1,400	1,400,951
Herc Holdings, Inc.(b)
6.63%, 06/15/29(c)		36	36,591
7.00%, 06/15/30		388	397,843
5.75%, 03/15/31		147	144,775
7.25%, 06/15/33		232	237,740
6.00%, 03/15/34		152	146,946
Hertz Corp., 12.63%, 07/15/29(b)		152	133,373
Loxam SAS, 6.38%, 05/31/29(f)	EUR	90	106,721
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)(c)	USD	595	602,261
Service Corp. International(c)
5.13%, 06/01/29		238	236,460
3.38%, 08/15/30		273	251,876
4.00%, 05/15/31		370	344,890
5.75%, 10/15/32		556	554,930
Sotheby’s, 7.38%, 10/15/27(b)(c)		691	687,690
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(c)		453	425,302
United Rentals North America, Inc., 5.38%, 11/15/33(b)(c)		538	523,140
Veritiv Operating Co., 10.50%, 11/30/30(b)		172	178,751
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)(c)		618	631,903
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		32	32,360
6.63%, 04/15/30		213	216,363
7.38%, 10/01/31(c)		378	387,593
			22,931,624
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29(b)(c)	USD	116	$ 108,835
Construction & Engineering — 0.5%
AECOM, 6.00%, 08/01/33(b)(c)		479	478,474
Arcosa, Inc.(b)
4.38%, 04/15/29(c)		232	223,820
6.88%, 08/15/32		31	31,764
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(c)		1,494	1,365,385
Dycom Industries, Inc., 4.50%, 04/15/29(b)		119	115,428
Heathrow Finance PLC, 4.13%, 09/01/29(f)	GBP	100	123,437
IHS Holding Ltd., 6.25%, 11/29/28(b)	USD	200	198,032
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 01/15/34(b)		167	159,944
			2,696,284
Consumer Finance — 1.4%
Block, Inc.
2.75%, 06/01/26(c)		406	404,149
5.63%, 08/15/30(b)		341	339,116
6.50%, 05/15/32(c)		917	925,373
6.00%, 08/15/33(b)(c)		450	442,568
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(c)		440	450,194
ION Platform Finance SARL(f)
7.88%, 05/01/29	EUR	100	107,384
6.50%, 09/30/30		100	95,794
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)(c)	USD	530	410,234
Navient Corp.
9.38%, 07/25/30		8	7,799
7.88%, 06/15/32(c)		133	118,576
OneMain Finance Corp.
6.63%, 05/15/29		119	119,115
5.38%, 11/15/29(c)		189	182,255
7.88%, 03/15/30(c)		370	381,832
6.13%, 05/15/30		327	319,754
4.00%, 09/15/30		179	161,652
7.50%, 05/15/31		46	46,246
7.13%, 11/15/31		97	96,107
6.75%, 03/15/32(c)		330	320,178
7.13%, 09/15/32		133	130,986
6.50%, 03/15/33(c)		357	341,266
6.75%, 09/15/33(c)		670	642,431
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(f)	EUR	100	108,968
Shift4 Payments, Inc.(b)
6.75%, 08/15/32(c)	USD	726	713,908
5.50%, 05/15/33	EUR	270	294,215
WEX, Inc., 6.50%, 03/15/33(b)	USD	339	332,075
Worldline SA, 0.00%, 07/30/26(f)(l)(m)	EUR	2	2,807
			7,494,982
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos, Inc.(b)
5.50%, 03/31/31	USD	163	161,154
6.25%, 03/15/33(c)		139	139,932
5.75%, 03/31/34(c)		566	553,744
Albertsons Cos., Inc., 5.63%, 03/31/32(b)		139	136,848
B&M European Value Retail SA, 6.50%, 11/27/31(f)	GBP	100	125,045
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(f)		100	122,058
Boots Group Finco LP(b)
5.38%, 08/31/32	EUR	360	413,994
7.38%, 08/31/32	GBP	160	210,319
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	163	169,691
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Lion/Polaris Lux Midco SARL, (3-mo. EURIBOR + 3.63%), 5.75%, 07/01/29(a)(f)	EUR	100	$ 115,348
Performance Food Group, Inc.(b)(c)
4.25%, 08/01/29	USD	171	164,257
6.13%, 09/15/32		277	277,512
5.63%, 03/01/34		585	564,228
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		129	124,148
U.S. Foods, Inc., 7.25%, 01/15/32(b)(c)		184	190,397
United Natural Foods, Inc., 6.75%, 10/15/28(b)		195	195,154
			3,663,829
Containers & Packaging — 2.1%
Ardagh Group SA
9.50%, 12/01/30(b)		908	952,262
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(f)(i)	EUR	200	189,802
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(b)(c)(i)	USD	400	336,140
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
3.25%, 09/01/28		200	190,215
4.00%, 09/01/29(c)		1,600	1,465,122
6.25%, 01/30/31		315	312,295
Ball Corp.
4.25%, 07/01/32	EUR	145	165,635
5.50%, 09/15/33(c)	USD	150	150,086
Canpack SA/Canpack U.S. LLC, 2.38%, 11/01/27(f)	EUR	100	112,056
Clydesdale Acquisition Holdings, Inc.(b)(c)
6.63%, 04/15/29	USD	256	251,408
6.88%, 01/15/30		305	296,452
6.75%, 04/15/32		482	456,041
Crown Americas LLC, 5.88%, 06/01/33(c)		545	544,748
Fedrigoni SpA, 6.13%, 06/15/31(f)	EUR	100	106,486
LABL, Inc.(b)
5.88%, 11/01/28(k)	USD	233	111,840
9.50%, 11/01/28		551	264,480
8.63%, 10/01/31(k)		327	156,960
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/30(c)		3,672	3,672,000
9.25%, 04/15/30		249	231,363
OI European Group BV, 5.25%, 06/01/29(f)	EUR	100	114,022
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	39	39,081
Sealed Air Corp.(b)
4.00%, 12/01/27		72	71,820
5.00%, 04/15/29		59	59,443
Silgan Holdings, Inc., 4.25%, 02/15/31(b)	EUR	305	341,198
Trivium Packaging Finance BV
6.63%, 07/15/30(f)		100	116,153
6.63%, 07/15/30(b)		100	116,153
12.25%, 01/15/31(b)	USD	200	216,542
			11,039,803
Distributors(b) — 0.1%
Gates Corp., 6.88%, 07/01/29		196	201,104
Resideo Funding, Inc.
4.00%, 09/01/29		59	55,757
6.50%, 07/15/32(c)		230	226,613
			483,474
Diversified REITs — 0.5%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(l)		85	89,983
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		179	168,987

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc.
5.25%, 07/15/30(b)	USD	23	$ 22,346
5.63%, 07/15/32(b)		19	18,445
6.25%, 01/15/33(b)(c)		78	77,751
4.75%, 01/15/34(b)	EUR	500	537,768
4.75%, 01/15/34(f)		100	107,554
Millrose Properties, Inc.(b)
6.38%, 08/01/30(c)	USD	528	527,836
6.25%, 09/15/32		342	335,710
SBA Communications Corp., 3.13%, 02/01/29(c)		586	555,276
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)		123	115,691
			2,557,347
Diversified Telecommunication Services — 5.4%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)(c)		782	776,306
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		319	328,673
AT&T, Inc., 4.30%, 02/15/30(c)		1,350	1,341,436
Black Pearl Compute LLC, 6.13%, 02/15/31(b)(c)		820	834,594
Cipher Compute LLC, 7.13%, 11/15/30(b)(c)		590	611,257
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)(c)		420	441,227
EchoStar Corp.(c)
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(i)		1,903	1,921,202
10.75%, 11/30/29		1,328	1,434,317
eircom Finance DAC, 5.00%, 04/30/31(f)	EUR	100	114,816
Eutelsat SA, 1.50%, 10/13/28(f)		100	109,686
Fibercop SpA
4.75%, 06/30/30(f)		100	114,639
5.13%, 06/30/32(f)		100	114,430
6.00%, 09/30/34(b)(c)	USD	242	230,211
7.20%, 07/18/36(b)(c)		200	198,554
Flash Compute LLC, 7.25%, 12/31/30(b)(c)		961	967,526
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)(c)		753	752,882
6.75%, 05/01/29(b)		111	111,139
5.88%, 11/01/29		180	180,629
6.00%, 01/15/30(b)(c)		244	245,460
8.75%, 05/15/30(b)(c)		1,312	1,346,225
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(f)	EUR	100	115,875
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	61	57,187
6.88%, 06/30/33(c)		1,917	1,951,896
7.00%, 03/31/34(c)		1,784	1,826,077
8.50%, 01/15/36(c)		1,871	1,952,223
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(i)(k)		236	75,674
Lorca Telecom Bondco SA, 5.75%, 04/30/29(f)	EUR	100	118,655
Sable International Finance Ltd., 7.13%, 10/15/32(b)(c)	USD	493	485,165
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)(c)		2,203	2,177,649
Telecom Italia Capital SA, 7.72%, 06/04/38		381	424,315
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
6.50%, 02/15/29		85	82,555
Series Feb, 8.63%, 06/15/32(c)		778	792,382
Verizon Communications, Inc., 3.70%, 03/22/61(c)		1,000	666,327
Windstream Services LLC, 7.50%, 10/15/33(b)		390	405,464
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)(c)		1,050	1,097,415
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
WULF Compute LLC, 7.75%, 10/15/30(b)(c)	USD	940	$ 993,279
Zayo Group Holdings, Inc.(b)(i)
(5.75% Cash and 0.50% PIK), 9.25%, 03/09/30(c)		2,356	2,342,265
(7.13% Cash and 1.88% PIK), 13.75%, 09/09/30		308	287,854
			28,027,466
Electric Utilities — 1.2%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)(b)		200	209,650
Alpha Generation LLC, 6.75%, 10/15/32(b)(c)		299	303,375
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		225	219,842
Constellation Energy Generation LLC(b)
4.63%, 02/01/29(c)		106	104,718
5.00%, 02/01/31		67	67,180
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		400	404,496
Enel Finance International NV, 3.63%, 05/25/27(b)(c)		900	892,123
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(f)		145	142,355
MVM Energetika Zrt, 7.50%, 06/09/28(f)		200	207,616
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		84	82,022
Public Power Corp. SA, 4.63%, 10/31/31(f)	EUR	100	115,135
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	USD	60	62,945
Texas Competitive Electric Holdings Co. LLC, 5.03%, 11/10/21(e)(k)		780	—
TransAlta Corp., 5.88%, 02/01/34		209	207,593
Vistra Operations Co. LLC(b)(c)
7.75%, 10/15/31		172	180,167
6.88%, 04/15/32		396	409,839
VoltaGrid LLC, 7.38%, 11/01/30(b)(c)		1,351	1,395,325
XPLR Infrastructure Operating Partners LP(b)
8.38%, 01/15/31(c)		547	575,827
8.63%, 03/15/33		135	142,617
7.75%, 04/15/34(c)		686	708,468
			6,431,293
Electronic Equipment, Instruments & Components(b) — 0.4%
Coherent Corp., 5.00%, 12/15/29(c)		300	294,247
Sensata Technologies BV, 4.00%, 04/15/29		168	162,113
Sensata Technologies, Inc.
4.38%, 02/15/30(c)		387	370,101
3.75%, 02/15/31		54	50,086
6.63%, 07/15/32(c)		227	231,536
WESCO Distribution, Inc.
5.25%, 04/15/31		194	192,842
6.63%, 03/15/32		149	152,506
6.38%, 03/15/33		93	94,745
5.50%, 04/15/34		308	303,334
Zebra Technologies Corp., 6.50%, 06/01/32		117	117,797
			1,969,307
Energy Equipment & Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.(b)(c)
6.25%, 04/01/28		291	291,000
6.63%, 09/01/32		501	510,847
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(b)		296	293,059
Enerflex, Inc., 6.88%, 01/15/31(b)		38	38,799
Kodiak Gas Services LLC(b)
7.25%, 02/15/29(c)		566	586,407
5.88%, 04/01/31(c)		491	493,432
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
Kodiak Gas Services LLC(b) (continued)
6.50%, 10/01/33	USD	318	$ 321,435
6.75%, 10/01/35(c)		298	302,742
Oceaneering International, Inc., 6.00%, 02/01/28		71	71,289
OEG Finance PLC, 7.25%, 09/27/29(f)	EUR	100	119,051
Star Holding LLC, 8.75%, 08/01/31(b)(c)	USD	256	259,721
Tidewater, Inc., 9.13%, 07/15/30(b)		206	219,458
USA Compression Partners LP/USA Compression Finance Corp.(b)(c)
7.13%, 03/15/29		291	297,744
6.25%, 10/01/33		557	555,248
Weatherford International Ltd., 6.75%, 10/15/33(b)(c)		556	568,103
			4,928,335
Entertainment — 1.9%
Boyne USA, Inc., 4.75%, 05/15/29(b)		166	161,019
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(b)		227	220,661
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		268	257,788
7.00%, 02/15/30(c)		1,335	1,351,487
6.50%, 02/15/32(c)		547	540,632
Churchill Downs, Inc.(b)
4.75%, 01/15/28		137	135,153
5.75%, 04/01/30(c)		699	691,285
6.75%, 05/01/31		392	399,370
Cinemark USA, Inc., 7.00%, 08/01/32(b)		75	77,062
Discovery Global Holdings, Inc.
4.28%, 03/15/32		400	354,000
5.05%, 03/15/42(c)		1,180	777,391
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)(c)		340	331,706
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		51	51,989
7.50%, 09/01/31(c)		87	89,288
6.25%, 10/01/33		135	132,258
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(c)		157	156,024
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)(c)		400	333,829
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		72	69,827
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		250	255,933
Odeon Finco PLC, 12.75%, 11/01/27(b)		200	205,866
Pinewood Finco PLC, 6.00%, 03/27/30(f)	GBP	100	129,131
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	116	70,760
5.88%, 09/01/31		166	91,300
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)		140	139,647
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		166	164,750
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)(c)		190	163,452
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(b)		110	110,177
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		232	212,860
Vail Resorts, Inc.(b)
5.63%, 07/15/30		189	187,437
6.50%, 05/15/32(c)		329	332,708
Voyager Parent LLC, 9.25%, 07/01/32(b)		304	315,617
Security		Par (000)	Value
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(c)	USD	513	$ 506,367
7.13%, 02/15/31(c)		463	485,337
6.25%, 03/15/33		190	188,024
			9,690,135
Environmental, Maintenance & Security Service — 0.9%
Biffa Group Holdings Ltd., 5.25%, 06/15/31(f)	EUR	100	111,815
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(b)(c)	USD	458	449,205
GFL Environmental, Inc.(b)
4.00%, 08/01/28(c)		121	117,627
4.75%, 06/15/29		237	232,533
4.38%, 08/15/29(c)		405	394,034
6.75%, 01/15/31(c)		254	262,846
Luna 15 SARL(i)
(10.50% PIK), 10.50%, 07/01/32(b)	EUR	200	245,040
(10.50% PIK), 10.50%, 07/01/32(f)		100	122,520
Madison IAQ LLC(b)
4.13%, 06/30/28	USD	240	234,382
5.88%, 06/30/29(c)		554	543,285
Paprec Holding SA, 4.13%, 07/15/30(f)	EUR	100	113,348
Republic Services, Inc., 3.38%, 11/15/27(c)	USD	750	740,352
Reworld Holding Corp., 4.88%, 12/01/29(b)		142	133,120
Waste Pro USA, Inc., 7.00%, 02/01/33(b)(c)		941	951,587
			4,651,694
Financial Services — 3.4%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(c)(j)		2,000	1,981,332
Azorra Finance Ltd.(b)
7.75%, 04/15/30		174	179,345
7.25%, 01/15/31		114	115,105
6.25%, 02/15/34		115	106,885
CrossCountry Intermediate HoldCo LLC(b)
6.50%, 10/01/30		77	73,392
6.75%, 12/01/32		52	48,929
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(c)		1,100	1,139,650
Freedom Mortgage Holdings LLC(b)
6.88%, 05/01/31		69	64,509
9.13%, 05/15/31		200	203,300
8.38%, 04/01/32		33	32,462
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(f)	EUR	46	53,437
GGAM Finance Ltd.(b)
8.00%, 06/15/28	USD	150	155,678
6.88%, 04/15/29		205	209,560
5.88%, 03/15/30		117	116,561
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		359	364,277
Intrum Investments And Financing AB, 8.00%, 09/11/27(f)	EUR	100	114,906
JPMorgan Chase & Co., (1-day SOFR + 1.13%), 5.00%, 07/22/30(a)(c)	USD	2,600	2,636,912
Midcap Financial Issuer Trust(b)(c)
6.50%, 05/01/28		200	194,077
5.63%, 01/15/30		400	372,744
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(c)		2,600	2,674,675
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29(c)		258	263,925
7.13%, 11/15/30(c)		148	147,079
6.88%, 05/15/32		277	267,303
6.75%, 02/15/34		138	129,146
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)(c)		625	628,931

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(f)	EUR	100	$ 109,320
Rocket Cos., Inc.(b)(c)
6.50%, 08/01/29	USD	409	413,603
6.13%, 08/01/30		1,004	1,013,264
7.13%, 02/01/32		655	675,130
6.38%, 08/01/33		906	915,734
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(c)		471	465,905
3.88%, 03/01/31		49	45,216
4.00%, 10/15/33		28	25,098
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(i)	EUR	100	16,760
UBS AG, 5.00%, 07/09/27(c)	USD	1,200	1,210,556
UWM Holdings LLC(b)
6.63%, 02/01/30(c)		256	241,452
6.25%, 03/15/31		268	244,064
			17,650,222
Food Products — 1.2%
Aramark Services, Inc., 5.00%, 02/01/28(b)		194	192,855
B&G Foods, Inc., 8.00%, 09/15/28(b)		89	87,639
Chobani Holdco II LLC, (8.75% in Cash or 9.50% in PIK), 8.75%, 10/01/29(b)(c)(i)		1,232	1,310,351
Chobani LLC/Chobani Finance Corp., Inc.(b)(c)
4.63%, 11/15/28		457	449,243
7.63%, 07/01/29		1,323	1,351,917
Darling Global Finance BV
4.50%, 07/15/32(b)	EUR	180	207,026
4.50%, 07/15/32(f)		100	115,014
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(c)	USD	249	250,740
Elior Group SA, 5.63%, 03/15/30(f)	EUR	100	116,660
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	19	19,343
9.63%, 09/15/32		91	92,681
Froneri Lux FinCo SARL, 4.75%, 08/01/32(f)	EUR	100	109,185
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.90%, 12/15/29(a)(f)		100	115,768
Lamb Weston Holdings, Inc.(b)(c)
4.88%, 05/15/28	USD	257	253,984
4.13%, 01/31/30		312	297,039
4.38%, 01/31/32		200	185,790
Post Holdings, Inc.(b)
4.63%, 04/15/30(c)		118	113,280
4.50%, 09/15/31		32	29,754
6.25%, 02/15/32		102	103,054
6.38%, 03/01/33		71	69,945
6.25%, 10/15/34		349	341,743
6.50%, 03/15/36(c)		470	460,281
			6,273,292
Ground Transportation — 0.4%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		290	293,466
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(c)		1,118	1,140,208
Union Pacific Corp., 3.20%, 05/20/41(c)		600	461,654
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		216	221,835
			2,117,163
Health Care Equipment & Supplies(b) — 0.8%
Avantor Funding, Inc.
4.63%, 07/15/28(c)		417	406,998
3.88%, 11/01/29		209	196,082
Bausch & Lomb Corp., 8.38%, 10/01/28(c)		1,333	1,376,322
Hologic, Inc., 3.25%, 02/15/29		14	13,976
Insulet Corp., 6.50%, 04/01/33		192	195,975
Medline Borrower LP, 5.25%, 10/01/29(c)		1,280	1,268,727
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(c)	USD	637	$ 649,092
Neogen Food Safety Corp., 8.63%, 07/20/30		184	193,260
			4,300,432
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(c)		123	125,930
AHP Health Partners, Inc., 5.75%, 07/15/29(b)(c)		345	341,179
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		42	39,072
CHS/Community Health Systems, Inc.(b)(c)
5.25%, 05/15/30		740	697,437
4.75%, 02/15/31		411	378,911
10.88%, 01/15/32		286	306,838
9.75%, 01/15/34		1,476	1,531,893
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		340	351,514
DaVita, Inc.(b)
6.88%, 09/01/32		93	95,272
6.75%, 07/15/33		57	57,978
Elevance Health, Inc., 3.65%, 12/01/27(c)		1,000	988,514
Ephios Subco 3 SARL, 7.88%, 01/31/31(f)	EUR	100	121,049
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	76	72,025
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		154	134,914
HCA, Inc., 5.50%, 06/15/47(c)		650	595,628
HealthEquity, Inc., 4.50%, 10/01/29(b)(c)		615	595,004
IQVIA, Inc., 6.25%, 06/01/32(b)(c)		556	564,613
LifePoint Health, Inc.(b)
9.88%, 08/15/30(c)		129	136,419
11.00%, 10/15/30(c)		582	625,924
8.38%, 02/15/32		228	243,486
10.00%, 06/01/32(c)		282	287,987
Molina Healthcare, Inc.(b)
3.88%, 11/15/30		197	176,124
6.50%, 02/15/31		324	318,526
6.25%, 01/15/33		41	39,753
Option Care Health, Inc., 4.38%, 10/31/29(b)(c)		245	236,131
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		118	122,366
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		196	202,463
Star Parent, Inc., 9.00%, 10/01/30(b)(c)		744	770,785
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(c)		878	862,348
Tenet Healthcare Corp.
6.13%, 06/15/30(c)		250	251,625
6.75%, 05/15/31(c)		451	460,982
5.50%, 11/15/32(b)		175	173,386
6.00%, 11/15/33(b)(c)		275	278,258
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(c)		284	274,358
			12,458,692
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(c)		450	330,993
Diversified Healthcare Trust, 7.25%, 10/15/30(b)		133	134,143
Healthpeak OP LLC, 2.88%, 01/15/31(c)		1,000	917,437
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(b)	EUR	260	295,747
7.00%, 02/15/32(f)		100	113,749
8.50%, 02/15/32(b)(c)	USD	819	830,312
			2,622,381
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		224	226,743
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		123	123,223
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29(c)	USD	302	$ 292,758
6.50%, 04/01/32(c)		342	348,196
6.50%, 06/15/33		250	254,569
5.75%, 03/15/34(c)		535	527,967
Service Properties Trust
0.00%, 09/30/28(b)(m)		261	237,456
8.63%, 11/15/31(b)(c)		1,418	1,480,849
8.88%, 06/15/32(c)		213	211,112
XHR LP, 6.63%, 05/15/30(b)		121	122,162
			3,825,035
Hotels, Restaurants & Leisure — 0.9%
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		108	105,568
4.38%, 01/15/28(c)		134	132,123
5.63%, 09/15/29		129	129,281
4.00%, 10/15/30(c)		351	329,914
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)(c)
4.63%, 01/15/29		436	416,697
6.75%, 01/15/30		136	127,031
Hilton Domestic Operating Co., Inc.(b)
6.13%, 04/01/32		226	229,391
5.88%, 03/15/33(c)		152	152,928
5.75%, 09/15/33		49	48,779
5.50%, 03/31/34		242	236,428
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(c)		267	197,491
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)(c)		461	468,023
MGM Resorts International, 6.13%, 09/15/29(c)		260	261,540
Station Casinos LLC(b)
4.63%, 12/01/31		172	160,595
6.63%, 03/15/32		99	99,384
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/33(b)		143	140,709
Wynn Macau Ltd.(b)(c)
5.63%, 08/26/28		1,000	982,962
5.13%, 12/15/29		410	391,980
			4,610,824
Household Durables — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	94,472
4.63%, 04/01/30		145	134,579
6.88%, 08/01/33		138	133,133
Beazer Homes USA, Inc., 5.88%, 10/15/27		54	53,739
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	197,349
4.88%, 02/15/30(c)		682	626,166
Century Communities, Inc., 6.63%, 09/15/33(b)(c)		173	169,479
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		115	116,851
Empire Communities Corp., 9.75%, 05/01/29(b)		51	51,209
Installed Building Products, Inc., 5.63%, 02/01/34(b)		214	208,820
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		331	327,255
8.38%, 10/01/33		305	301,612
LGI Homes, Inc.(b)
8.75%, 12/15/28		89	91,059
7.00%, 11/15/32		161	149,283
Mattamy Group Corp., 6.00%, 12/15/33(b)		68	63,856
Meritage Homes Corp., 1.75%, 05/15/28(c)(l)		390	375,570
Security		Par (000)	Value
Household Durables (continued)
Newell Brands, Inc.
8.50%, 06/01/28(b)	USD	215	$ 221,923
6.63%, 09/15/29		58	56,613
6.38%, 05/15/30		74	71,034
6.63%, 05/15/32		104	99,526
Risewell Homes, Inc.(b)
9.25%, 10/01/29		224	226,273
8.50%, 11/01/30		57	55,736
Somnigroup International, Inc.(b)
4.00%, 04/15/29		204	196,177
3.88%, 10/15/31		48	43,639
STL Holding Co. LLC, 8.75%, 02/15/29(b)		120	123,976
SWF Holdings I Corp., 6.50%, 10/06/29(b)		210	75,456
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(b)		103	103,090
			4,367,875
Household Products — 0.0%
Berkline Benchcraft LLC, (4.50% PIK), 4.50%, 06/01/22(a)(e)(i)(k)		200	—
Independent Power and Renewable Electricity Producers(b) — 0.9%
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		279	275,277
3.75%, 01/15/32		155	141,292
Lightning Power LLC, 7.25%, 08/15/32		92	95,632
NRG Energy, Inc.
5.75%, 07/15/29		209	208,688
6.00%, 02/01/33(c)		808	808,206
5.75%, 01/15/34(c)		604	595,800
6.25%, 11/01/34(c)		268	270,137
6.00%, 01/15/36(c)		1,609	1,594,369
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(j)		181	182,919
XPLR Infrastructure LP, 2.50%, 06/15/26(c)(l)		632	625,680
			4,798,000
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		125	125,619
Avient Corp., 6.25%, 11/01/31(b)		158	159,104
Axon Enterprise, Inc., 6.25%, 03/15/33(b)		105	107,178
Enpro, Inc., 6.13%, 06/01/33(b)		161	162,846
Maxam Prill SARL, 6.00%, 07/15/30(f)	EUR	100	114,227
			668,974
Insurance — 4.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27(c)	USD	627	614,496
6.75%, 10/15/27(c)		195	194,851
6.75%, 04/15/28(c)		282	283,537
5.88%, 11/01/29(c)		799	773,056
7.00%, 01/15/31(c)		1,048	1,056,921
6.50%, 10/01/31		40	39,278
7.38%, 10/01/32(c)		860	851,788
AmWINS Group, Inc., 6.38%, 02/15/29(b)		100	100,579
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		337	319,590
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		263	237,823
Ardonagh Finco Ltd.
6.88%, 02/15/31(f)	EUR	330	378,799
7.75%, 02/15/31(b)(c)	USD	1,395	1,411,345
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)(c)		1,487	1,456,907
Asurion LLC/Asurion Co-Issuer, Inc.(b)(c)
8.00%, 12/31/32		924	958,602

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Asurion LLC/Asurion Co-Issuer, Inc.(b)(c) (continued)
8.38%, 02/01/34	USD	822	$ 798,049
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)(c)
7.25%, 02/15/31		1,600	1,613,474
8.13%, 02/15/32		548	513,448
HUB International Ltd.(b)(c)
7.25%, 06/15/30		2,764	2,831,453
7.38%, 01/31/32		4,326	4,412,360
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30(c)		747	759,272
6.88%, 10/01/33		307	280,850
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(c)		2,465	2,473,280
Ryan Specialty LLC(b)
4.38%, 02/01/30		125	121,096
5.88%, 08/01/32		232	229,300
Unipol Assicurazioni SpA, 4.90%, 05/23/34(f)	EUR	100	118,189
USI, Inc., 7.50%, 01/15/32(b)(c)	USD	555	562,303
			23,390,646
Interactive Media & Services — 1.4%
Beignet Investor LLC, 6.58%, 05/30/49(b)(c)		5,642	5,800,855
iliad SA(f)
5.63%, 02/15/30	EUR	100	121,011
4.25%, 01/09/32		100	113,184
ION Platform Finance U.S., Inc./ION Platform Finance SARL(b)
4.63%, 05/01/28	USD	122	113,767
5.00%, 05/01/28(c)		373	348,400
8.75%, 05/01/29		217	201,800
Snap, Inc.(b)
6.88%, 03/01/33(c)		347	327,662
6.88%, 03/15/34		235	221,034
			7,247,713
Internet Software & Services(b) — 0.3%
Getty Images, Inc.
11.25%, 02/21/30		230	207,136
10.50%, 11/15/30		118	105,825
Match Group Holdings II LLC
4.63%, 06/01/28		157	153,489
4.13%, 08/01/30		198	183,493
3.63%, 10/01/31(c)		200	177,817
6.13%, 09/15/33		260	252,671
Rakuten Group, Inc.
11.25%, 02/15/27		214	221,493
9.75%, 04/15/29(c)		361	384,681
			1,686,605
IT Services — 0.6%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(f)	EUR	100	109,533
Amentum Holdings, Inc., 7.25%, 08/01/32(b)(c)	USD	87	90,029
Atos SE, 9.73%, 12/18/29(f)(n)	EUR	36	47,278
CACI International, Inc., 6.38%, 06/15/33(b)	USD	328	333,880
CoreWeave, Inc., 9.25%, 06/01/30(b)(c)		347	337,166
Fair Isaac Corp.(b)
4.00%, 06/15/28		354	343,530
6.00%, 05/15/33(c)		783	768,296
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(c)		374	371,699
McAfee Corp., 7.38%, 02/15/30(b)(c)		305	251,988
Security		Par (000)	Value
IT Services (continued)
Science Applications International Corp.(b)
4.88%, 04/01/28(c)	USD	113	$ 111,206
5.88%, 11/01/33		235	229,330
			2,993,935
Leisure Products — 0.9%
Acushnet Co., 5.63%, 12/01/33(b)		105	104,188
Carnival Corp.(b)
5.88%, 06/15/31		227	229,790
5.75%, 08/01/32(c)		180	179,941
6.13%, 02/15/33(c)		649	655,506
Carnival PLC, 4.13%, 07/15/31(b)	EUR	195	219,450
Deuce Finco PLC, 7.00%, 11/20/31(f)	GBP	100	130,338
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)	USD	321	327,738
NCL Corp. Ltd.(b)(c)
5.88%, 01/15/31		56	54,408
6.75%, 02/01/32		92	91,302
6.25%, 09/15/33		638	619,076
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)(c)		738	755,212
TUI AG, 5.88%, 03/15/29(f)	EUR	100	115,166
Viking Cruises Ltd.(b)
7.00%, 02/15/29	USD	51	51,094
9.13%, 07/15/31(c)		549	579,165
5.88%, 10/15/33(c)		536	529,199
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		162	161,755
			4,803,328
Machinery — 0.6%
ATS Corp., 4.13%, 12/15/28(b)		108	104,082
Chart Industries, Inc.(b)
7.50%, 01/01/30(c)		436	452,964
9.50%, 01/01/31		79	82,989
Columbus McKinnon Corp., 7.13%, 02/01/33(b)		200	199,908
Esab Corp.(b)
6.25%, 04/15/29		266	269,963
5.63%, 04/01/31		518	521,631
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)(c)		145	92,611
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.77%, 04/15/29(a)(f)	EUR	100	115,599
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.31%, 12/01/32(a)(f)		100	115,019
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(b)	USD	379	364,752
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		137	143,066
Terex Corp.(b)(c)
5.00%, 05/15/29		65	64,038
6.25%, 10/15/32		172	173,121
TK Elevator Midco GmbH, 4.38%, 07/15/27(f)	EUR	59	67,894
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(c)	USD	292	291,237
Vertiv Group Corp., 4.13%, 11/15/28(b)		312	307,250
			3,366,124
Media — 3.6%
Block Communications, Inc., 10.25%, 03/01/31(b)		80	73,195
Cable One, Inc., 1.13%, 03/15/28(l)		777	584,304
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		57	56,216
6.38%, 09/01/29(b)(c)		1,282	1,285,934
4.75%, 03/01/30(b)(c)		179	169,848
4.25%, 02/01/31(b)(c)		881	802,992
4.75%, 02/01/32(b)(c)		392	354,433
4.50%, 05/01/32(c)		21	18,759
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
7.00%, 02/01/33(b)(c)	USD	314	$ 314,865
4.50%, 06/01/33(b)(c)		391	340,414
4.25%, 01/15/34(b)(c)		758	648,464
7.38%, 02/01/36(b)(c)		925	921,158
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47(c)		425	341,993
CSC Holdings LLC(b)
5.50%, 04/15/27		600	520,436
5.38%, 02/01/28		600	443,731
11.25%, 05/15/28		600	490,286
11.75%, 01/31/29		400	289,258
Directv Financing LLC, 8.88%, 02/01/30(b)(c)		484	482,923
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)(c)
5.88%, 08/15/27		366	365,614
10.00%, 02/15/31		1,089	1,111,683
Discovery Communications LLC, 3.95%, 03/20/28		236	231,209
DISH DBS Corp.(b)
5.25%, 12/01/26		1,212	1,201,605
5.75%, 12/01/28(c)		934	903,358
DISH Network Corp., 11.75%, 11/15/27(b)		1,301	1,340,349
Gray Media, Inc.(b)(c)
10.50%, 07/15/29		226	240,159
9.63%, 07/15/32		572	571,964
7.25%, 08/15/33		545	549,181
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		560	373,624
Midcontinent Communications, 8.00%, 08/15/32(b)		160	149,016
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(c)		655	665,850
Sirius XM Radio LLC(b)(c)
5.00%, 08/01/27		477	476,334
4.00%, 07/15/28		97	93,630
Sunrise FinCo I BV
4.88%, 07/15/31(b)(c)		249	237,058
4.63%, 05/15/32(f)	EUR	100	112,937
Univision Communications, Inc.(b)
8.00%, 08/15/28(c)	USD	682	692,225
8.50%, 07/31/31(c)		666	669,250
9.38%, 08/01/32		172	177,266
Versant Media Group, Inc., 7.25%, 01/30/31(b)		112	114,621
VZ Secured Financing BV, 5.25%, 01/15/33(f)	EUR	100	106,559
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	225	193,069
Ziggo BV, 4.88%, 01/15/30(b)		200	186,777
			18,902,547
Metals & Mining — 2.3%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)(c)		240	242,085
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		186	193,657
11.50%, 10/01/31(c)		939	1,014,591
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(c)		806	804,135
Carpenter Technology Corp., 5.63%, 03/01/34(b)		279	276,430
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)(c)		437	436,961
Commercial Metals Co.(b)
5.75%, 11/15/33		321	317,625
6.00%, 12/15/35		331	326,315
Constellium SE(b)(c)
5.63%, 06/15/28		500	497,535
3.75%, 04/15/29		735	701,017
6.38%, 08/15/32		317	320,436
Security		Par (000)	Value
Metals & Mining (continued)
ERO Copper Corp., 6.50%, 02/15/30(b)	USD	70	$ 69,292
First Quantum Minerals Ltd.(b)
8.00%, 03/01/33		200	206,634
7.25%, 02/15/34		200	202,484
6.38%, 02/15/36(c)		524	501,366
Freeport Indonesia PT, 4.76%, 04/14/27(c)(f)		200	199,576
Glencore Funding LLC, 6.14%, 04/01/55(b)(c)		500	502,915
Kaiser Aluminum Corp.(b)(c)
4.50%, 06/01/31		770	727,447
5.88%, 03/01/34		418	410,421
New Gold, Inc., 6.88%, 04/01/32(b)		305	315,235
Novelis Corp.(b)(c)
4.75%, 01/30/30		630	593,775
6.88%, 01/30/30		348	351,018
3.88%, 08/15/31		860	765,959
6.38%, 08/15/33		678	665,045
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(f)	EUR	200	219,354
Samarco Mineracao SA(i)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(f)	USD	93	91,850
(9.00% PIK), 9.50%, 06/30/31(b)		6	5,571
Stillwater Mining Co., 4.50%, 11/16/29(b)(c)		200	188,278
Vallourec SACA, 7.50%, 04/15/32(b)(c)		517	541,823
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)		200	209,400
Volcan Cia Minera SAA, 8.50%, 10/28/32(b)		47	47,818
			11,946,048
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		284	279,134
Starwood Property Trust, Inc.
7.25%, 04/01/29		171	176,067
6.00%, 04/15/30		90	89,825
6.50%, 07/01/30		87	88,850
6.50%, 10/15/30		238	241,383
			875,259
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		123	130,308
Oil, Gas & Consumable Fuels — 7.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		393	409,885
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		206	205,339
6.63%, 02/01/32		230	235,069
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		165	192,636
5.88%, 06/30/29		35	34,968
6.63%, 07/15/33(c)		170	172,919
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		224	231,408
7.25%, 07/15/32		180	186,981
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)		250	262,546
Buckeye Partners LP
6.88%, 07/01/29(b)		20	20,585
6.75%, 02/01/30(b)		87	89,785
5.85%, 11/15/43		145	131,240
5.60%, 10/15/44		86	75,402
California Resources Corp., 7.00%, 01/15/34(b)		125	126,020
Caturus Energy LLC, 8.50%, 02/15/30(b)(c)		623	646,434
Chord Energy Corp., 6.75%, 03/15/33(b)		110	113,569
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		778	803,428

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	USD	96	$ 91,271
CNX Resources Corp.(b)
7.25%, 03/01/32		114	117,472
5.88%, 03/01/34		289	281,450
Comstock Resources, Inc.(b)
6.75%, 03/01/29(c)		362	357,306
6.75%, 03/01/29		137	135,377
5.88%, 01/15/30(c)		360	348,325
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(c)		1,617	1,576,967
Crescent Energy Finance LLC(b)
7.75%, 07/31/29		115	115,862
9.75%, 10/15/30(c)		138	147,660
7.63%, 04/01/32(c)		251	254,722
7.38%, 01/15/33(c)		206	205,948
8.38%, 01/15/34		165	172,491
CVR Energy, Inc.(b)
7.50%, 02/15/31		126	126,941
7.88%, 02/15/34		84	84,294
DBR Land Holdings LLC, 6.25%, 12/01/30(b)		173	175,161
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		291	293,406
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		113	119,378
Ecopetrol SA, 8.88%, 01/13/33		117	123,493
Enbridge, Inc., Series 2020-A, (5-year CMT + 5.31%), 5.75%, 07/15/80(a)(c)		2,000	1,996,052
Energy Transfer LP(c)
3.90%, 07/15/26		235	234,732
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		469	491,228
Series H, (5-year CMT + 5.69%), 6.50%(a)(j)		4,409	4,400,153
EQT Corp., 4.50%, 01/15/29		8	7,981
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/33		51	52,698
6.75%, 03/15/34(c)		529	526,501
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		125	126,020
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		189	193,294
Harvest Midstream I LP, 7.50%, 05/15/32(b)(c)		112	114,159
Hess Corp., 4.30%, 04/01/27		50	50,029
Hess Midstream Operations LP(b)
6.50%, 06/01/29		222	226,779
4.25%, 02/15/30		112	107,625
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		145	145,291
5.75%, 02/01/29		155	152,832
6.00%, 04/15/30		21	20,441
6.25%, 04/15/32		16	15,485
8.38%, 11/01/33(c)		301	314,043
6.88%, 05/15/34		211	206,145
7.25%, 02/15/35		83	82,744
Howard Midstream Energy Partners LLC(b)(c)
7.38%, 07/15/32		111	114,779
6.63%, 01/15/34		305	306,160
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,217	1,064,285
Infinity Natural Resources LLC, 7.63%, 04/01/31(b)		200	201,056
ITT Holdings LLC, 6.50%, 08/01/29(b)(c)		615	597,988
Kinetik Holdings LP(b)
6.63%, 12/15/28		58	58,982
5.88%, 06/15/30		53	53,195
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		148	152,314
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(b)
6.50%, 04/15/32(c)	USD	303	$ 306,300
6.00%, 04/15/34		253	251,400
MPLX LP, 4.25%, 12/01/27(c)		185	184,458
Murphy Oil Corp., 5.88%, 12/01/42		29	24,609
Nabors Industries, Inc., 7.63%, 11/15/32(b)		168	171,973
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(c)
8.13%, 02/15/29		233	240,024
8.38%, 02/15/32		687	707,984
Noble Finance II LLC, 8.00%, 04/15/30(b)(c)		48	49,420
Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)		358	370,406
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		172	172,508
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		160	164,306
Permian Resources Operating LLC(b)
8.00%, 04/15/27		272	272,232
5.88%, 07/01/29(c)		411	411,469
7.00%, 01/15/32(c)		221	228,844
6.25%, 02/01/33		184	187,429
Petrobras Global Finance BV, 6.75%, 01/27/41		50	48,690
Petroleos Mexicanos
8.75%, 06/02/29		130	136,453
5.95%, 01/28/31		158	151,119
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		50	51,813
Prairie Acquiror LP, 9.00%, 08/01/29(b)		192	198,333
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(b)		200	194,550
Raizen Fuels Finance SA, 6.45%, 03/05/34(b)		200	110,000
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	49,728
SM Energy Co.(b)(c)
8.75%, 07/01/31		179	187,107
6.63%, 04/15/34		578	576,367
Sunoco LP(b)
5.63%, 03/15/31		124	123,431
6.63%, 08/15/32		201	204,149
6.25%, 07/01/33		208	208,906
5.88%, 03/15/34		125	123,619
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		148	146,748
7.38%, 02/15/29(c)		501	515,397
6.00%, 09/01/31		100	98,682
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)(c)		347	339,280
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(c)		280	277,990
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		56	56,613
Transocean International Ltd.(b)
8.25%, 05/15/29(c)		46	47,530
8.75%, 02/15/30(c)		34	35,679
8.50%, 05/15/31(c)		313	328,274
7.88%, 10/15/32		183	195,535
Valaris Ltd., 8.38%, 04/30/30(b)(c)		237	245,577
Venture Global LNG, Inc.(b)(c)
9.50%, 02/01/29		1,306	1,412,170
8.38%, 06/01/31		979	1,018,136
9.88%, 02/01/32		2,097	2,252,153
Venture Global Plaquemines LNG LLC(b)(c)
6.13%, 12/15/30		611	628,368
7.50%, 05/01/33		290	318,769
6.50%, 01/15/34		864	900,672
7.75%, 05/01/35		499	559,268
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Plaquemines LNG LLC(b)(c) (continued)
6.75%, 01/15/36	USD	1,059	$ 1,121,642
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		8	8,367
Vital Energy, Inc., 7.88%, 04/15/32(b)(c)		327	334,082
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		365	369,843
			37,997,131
Passenger Airlines — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		48	47,240
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		323	305,254
OneSky Flight LLC, 8.88%, 12/15/29(b)		250	258,054
United Airlines Holdings, Inc., 5.38%, 03/01/31		297	290,857
			901,405
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(f)	EUR	100	112,814
6.50%, 03/31/32(b)	USD	317	317,306
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		95	86,681
			516,801
Pharmaceuticals — 1.8%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)(c)		4,600	4,709,683
AbbVie, Inc., 4.25%, 11/14/28(c)		1,000	1,002,764
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		175	180,153
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		140	128,199
11.00%, 09/30/28		809	825,211
CVS Health Corp., 3.75%, 04/01/30(c)		1,000	966,281
Dolcetto Holdco SpA, 5.63%, 07/14/32(f)	EUR	100	114,810
Grifols SA(f)
2.25%, 11/15/27		163	186,040
7.13%, 05/01/30		100	119,479
Gruenenthal GmbH, 4.63%, 11/15/31(f)		100	113,270
Nidda Healthcare Holding GmbH(f)
7.00%, 02/21/30		100	117,542
(3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(a)		100	114,665
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)(c)	USD	400	388,141
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.00%, 12/31/29(a)(f)	EUR	42	49,170
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26(c)	USD	302	299,080
			9,314,488
Real Estate Management & Development — 0.6%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(i)	EUR	55	70,257
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(f)		100	112,984
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	39	38,968
Series AI, 7.00%, 04/15/30(c)		271	271,577
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		133	141,188
CoreLogic, Inc., 4.50%, 05/01/28(b)(c)		1,313	1,232,617
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		57	60,379
Fantasia Holdings Group Co. Ltd.(f)(k)
11.75%, 04/17/22		400	4,400
11.88%, 06/01/23		200	2,250
9.25%, 07/28/23		200	2,250
Security		Par (000)	Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.(f)(k) (continued)
9.88%, 10/19/23	USD	200	$ 1,800
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		84	83,802
Howard Hughes Corp.(b)
4.13%, 02/01/29		149	140,937
4.38%, 02/01/31		54	49,575
5.88%, 03/01/32		141	135,682
6.13%, 03/01/34		141	135,407
New Immo Holding SA, 3.25%, 07/23/27(f)	EUR	100	113,305
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(f)	USD	200	172,000
Vivion Investments SARL(f)
5.63%, 06/08/30	EUR	100	108,029
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(i)		14	16,267
			2,893,674
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)(c)	USD	327	320,746
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		76	75,689
Broadcom, Inc., 3.50%, 02/15/41(c)		700	558,467
Microchip Technology, Inc., 0.00%, 02/15/30(b)(l)(m)		147	143,399
ON Semiconductor Corp., 0.50%, 03/01/29(l)		258	252,195
QUALCOMM, Inc., 4.30%, 05/20/47(c)		600	487,045
			1,516,795
Software — 2.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(c)		1,676	1,573,133
Capstone Borrower, Inc., 8.00%, 06/15/30(b)(c)		302	288,555
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(c)		157	116,680
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(c)		222	159,776
Cloud Software Group, Inc.(b)(c)
6.50%, 03/31/29		1,889	1,842,852
9.00%, 09/30/29		2,532	2,442,554
8.25%, 06/30/32		9	8,536
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)(c)		183	178,748
IPD 3 BV, 5.50%, 06/15/31(f)	EUR	100	108,551
OAK-Eagle Acquireco, Inc.(d)
07/01/33(f)		100	118,059
07/01/33(b)	USD	1,105	1,144,884
07/01/34(b)		1,084	1,134,831
Oracle Corp.(c)
5.70%, 02/04/36		595	572,085
3.60%, 04/01/50		785	473,927
6.70%, 02/04/56		2,075	1,925,815
6.13%, 08/03/65		500	415,932
SS&C Technologies, Inc., 6.50%, 06/01/32(b)(c)		211	211,007
UKG, Inc., 6.88%, 02/01/31(b)(c)		649	634,278
			13,350,203
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 08/01/30(b)		168	170,192
Afflelou SAS, 6.00%, 07/25/29(f)	EUR	100	117,511
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(f)		100	113,686
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 01/15/31(b)	USD	170	177,130
Michaels Cos., Inc., 8.50%, 03/15/33(b)		472	459,489

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Staples, Inc., 10.75%, 09/01/29(b)	USD	185	$ 171,092
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		91	85,620
			1,294,720
Technology Hardware, Storage & Peripherals(b) — 0.2%
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29(c)		449	471,534
5.88%, 07/15/30		151	153,483
8.50%, 07/15/31(c)		557	583,984
5.75%, 12/01/34		79	78,704
			1,287,705
Textiles, Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC(b)
5.25%, 07/15/32	EUR	435	482,227
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(c)(i)	USD	800	852,038
Crocs, Inc., 4.25%, 03/15/29(b)		25	23,995
Levi Strauss & Co.
4.00%, 08/15/30	EUR	120	137,778
3.50%, 03/01/31(b)	USD	16	14,650
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.77%, 07/01/29(a)(f)	EUR	100	115,440
			1,626,128
Tobacco — 0.1%
BAT Capital Corp., 7.08%, 08/02/43(c)	USD	500	549,589
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(f)	GBP	100	136,535
Incora Top Holdco LLC, 6.00%, 01/31/33(e)(k)	USD	198	44,782
RXO, Inc., 6.38%, 05/15/31(b)		118	113,222
			294,539
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32(c)		900	885,866
Wireless Telecommunication Services — 1.1%
Altice France SA
6.88%, 10/15/30(b)		354	338,434
6.50%, 10/15/31(b)		243	230,452
6.50%, 04/15/32(b)(c)		1,224	1,159,959
5.63%, 07/15/32(f)	EUR	11	11,980
6.88%, 07/15/32(b)	USD	374	353,979
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)(c)		1,145	1,161,943
Iliad Holding SAS
7.00%, 10/15/28(b)		343	345,213
5.38%, 04/15/30(f)	EUR	100	116,940
8.50%, 04/15/31(b)(c)	USD	479	501,184
7.00%, 04/15/32(b)(c)		211	211,253
Telecom Argentina SA, 9.25%, 05/28/33(b)		38	39,033
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(f)	GBP	100	123,826
4.25%, 01/31/31(b)(c)	USD	600	515,304
4.75%, 07/15/31(b)		200	172,073
6.75%, 01/15/33(b)		254	226,935
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31(b)(i)	USD	12	$ 12,466
Zegona Finance PLC, 6.75%, 07/15/29(f)	EUR	90	107,961
			5,628,935
Total Corporate Bonds — 73.2% (Cost: $383,838,862)			381,731,696
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(e)(i)	USD	28	—
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		838	788,761
Software — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		580	539,521
Total Fixed Rate Loan Interests — 0.3% (Cost: $1,445,692)			1,328,282
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Outfront Media Capital LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 09/24/32		401	401,253
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 8.96%, 02/15/29		148	125,226
			526,479
Aerospace & Defense — 2.2%
Arcline FM Holdings LLC, 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.45%, 06/23/30		540	540,303
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 10/31/30		654	654,559
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 4.18%), 7.79%, 08/03/29		485	486,229
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.18%, 05/25/29		1,866	370,587
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 1.26%), 4.93%, 05/25/29		262	52,112
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31		1,279	1,278,289
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/31/31		487	486,443
Kaman Corp.
2025 Delayed Draw Term Loan, 0.00%, 02/26/32		6	6,480
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/26/32		350	349,719
Peraton Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.85%), 7.52%, 02/01/28		955	813,472
Propulsion BC Finco SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.20%, 12/01/32		370	369,919
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 11/05/28	USD	207	$ 207,528
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/28/31		2,689	2,688,974
2024 Term Loan L, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/19/32		485	484,465
2025 Term Loan K, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 03/22/30		841	840,511
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/19/32		1,675	1,674,183
2026 Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/13/33		317	317,060
			11,620,833
Automobile Components — 1.2%
Allison Transmission, Inc., 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/02/33		507	508,267
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.17%, 05/06/30		2,335	2,325,552
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/28/32		871	867,578
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 01/30/32		49	48,558
Gates Corp.
2022 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.42%, 11/16/29		174	173,596
2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.42%, 06/04/31		1,272	1,269,966
RealTruck Group, Inc.
2021 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 7.68%, 01/31/28		106	71,269
2023 Incremental Term Loan, (3-mo. CME Term SOFR + 5.26%), 8.93%, 01/31/28		241	164,501
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 8.76%, 11/17/28		829	806,808
			6,236,095
Automobiles — 0.1%
Dealer Tire Financial LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/02/31		684	680,915
Beverages — 0.3%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.20%, 01/24/29		863	856,007
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.05%, 01/24/29		237	125,118
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.80%, 01/24/30		333	68,914
Sazerac Co., Inc., Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/09/32		249	248,155
			1,298,194
Security		Par (000)	Value
Biotechnology — 0.4%
BioMarin Pharmaceutical, Inc., Term Loan B, 01/28/33(o)	USD	443	$ 441,618
Parexel International Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 12/12/31		1,796	1,788,558
			2,230,176
Broadline Retail — 0.3%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/30/32		657	658,996
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.42%, 03/15/30		1,080	1,060,248
			1,719,244
Building Materials — 0.2%
CP Iris HoldCo I, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/27/32		806	798,135
Building Products — 2.4%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 05/13/29		46	45,862
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 09/08/32		2,025	2,003,685
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 07/08/30		564	517,153
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 08/04/31		909	906,260
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 05/31/30		1,475	1,472,738
Gibraltar Industries, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/02/33(e)		253	251,495
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 06/17/31		484	440,924
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 9.67%, 03/08/29		193	157,825
Quikrete Holdings, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 03/19/29		692	690,922
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/10/32		377	376,247
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/14/31		783	781,389
QXO Building Products, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/30/32		535	533,158
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/22/28		210	209,909
White Cap Supply Holdings LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 10/19/29		2,139	2,052,343
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 08/05/31		1,808	1,568,791
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 5.78%, 10/04/28		389	390,922
			12,399,623
Capital Markets — 2.6%
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.75%, 11/01/30		319	318,586
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.37%, 02/15/31		1,239	1,208,596

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Aretec Group, Inc., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/09/30	USD	329	$ 325,026
Ascensus Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/25/32		715	702,709
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 12/20/29		601	600,986
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/25/31		832	806,208
Chicago U.S. Midco III LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/01/32		921	910,081
Citadel Securities LP, 2024 First Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.70%, 10/31/31		1,249	1,249,723
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 04/07/28		755	753,966
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/15/31		1,576	1,523,247
GTCR Everest Borrower, LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 09/05/31		257	255,014
Hudson River Trading LLC, 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 03/18/30		1,075	1,069,693
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 12/15/31		2,573	2,522,740
Jupiter Borrower, Inc., Term Loan B, 03/25/33(e)(o)		347	346,133
Osaic Holdings, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 07/30/32		1,112	1,090,183
			13,682,891
Chemicals — 2.3%
Advancion Holdings LLC, 2020 USD Term Loan, (3-mo. CME Term SOFR + 4.10%), 7.77%, 11/24/27		324	309,040
Chemours Co., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/15/32		1,274	1,262,759
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.68%, 11/01/30		927	924,521
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 10/04/29		657	645,235
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 06/12/31		348	347,662
Element Solutions, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 12/18/30		1,052	1,052,176
Fortis 333, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 03/29/32		453	439,538
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 5.53%, 02/15/30		310	310,737
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 10/07/31		136	95,375
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 7.72%, 07/03/28		688	598,937
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/26/31(e)		424	424,633
Security		Par (000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 06/20/31	USD	1,391	$ 1,333,753
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 11/03/32		834	801,729
Oxea Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.85%), 8.50%, 04/08/31		843	577,456
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/09/31		274	272,689
Solstice Advanced Materials, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/29/32		467	468,947
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 08/02/30		1,111	1,108,877
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/19/32		897	892,765
			11,866,829
Commercial Services & Supplies — 2.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.00%), 6.69%, 10/24/30		446	443,631
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 08/20/32		2,750	2,748,360
Anticimex International AB, 2025 USD Term Loan, (3-mo. SOFR + 2.90%), 6.56%, 11/17/31		358	358,051
Aramark Services, Inc.
2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/06/28		383	383,187
2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 06/22/30		1,015	1,014,996
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 09/07/27		980	980,262
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 04/01/32		782	749,818
Clean Harbors, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.50%), 5.17%, 10/08/32		390	392,363
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 06/02/31		933	867,306
Innio Group Holding GmbH, 2026 USD Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/02/31		738	730,185
LABL, Inc., 2026 USD Interim New Money DIP Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.75%), 10.38%, 12/02/26		121	120,385
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 03/11/32		1,363	1,362,658
Packers Holdings LLC, 2025 Takeback Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.10%), 4.77%, 03/10/31		82	78,694
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 10/13/30		395	393,138
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.41%, 03/07/32		1,342	1,321,038
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.
2025 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31	USD	80	$ 79,658
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31		491	490,201
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 11/30/28		378	377,032
			12,890,963
Communications Equipment — 0.2%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 10/24/30		819	818,348
Radiate Holdco LLC
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29		58	57,677
2025 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 06/26/29		19	19,226
			895,251
Construction & Engineering — 0.6%
Azuria Water Solutions, Inc.
2026 Delayed Draw Term Loan, 01/27/33(o)		83	82,532
2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 01/27/33		626	618,992
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.16%, 08/01/30		1,243	1,063,745
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 11/03/31		272	271,139
Dycom Investments, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/27/33		390	391,139
Legence Holdings LLC, 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 2.25%), 5.92%, 12/16/31		712	712,926
			3,140,473
Consumer Discretionary — 0.1%
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 07/06/29		434	434,981
Consumer Staples Distribution & Retail — 0.5%
BCPE Empire Holdings, Inc., 2026 10th Amendment Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.17%, 12/29/32		1,236	1,215,149
EG America LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 02/10/31		769	768,423
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/03/31		642	646,330
			2,629,902
Containers & Packaging — 1.7%
Charter NEX US, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/29/30		1,861	1,847,851
Clydesdale Acquisition Holdings, Inc.
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 04/01/32		996	927,496
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 6.84%, 04/13/29		105	99,928
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.38%, 07/30/32		1,532	1,525,269
Security		Par (000)	Value
Containers & Packaging (continued)
Graham Packaging Co., Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/26/33	USD	793	$ 783,968
LABL, Inc., 2021 USD 1st Lien Term Loan, 0.00%, 10/30/28(k)		926	419,861
Mauser Packaging Solutions Holding Co., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.16%, 04/15/30		550	530,552
Potters Industries LLC, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/23/32		478	477,202
Pregis TopCo LLC, 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 02/01/29		421	420,567
Proampac PG Borrower LLC, 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 03/07/33		593	571,673
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32		195	195,322
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 09/15/32		598	591,466
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.45%, 09/15/28		465	439,825
			8,830,980
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/31/31		839	838,217
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 07/27/28		1,507	1,505,752
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.68%, 02/09/31(e)		372	372,436
Herc Holdings, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/02/32		156	155,675
			2,872,080
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/23/32		532	530,768
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.43%, 12/31/32		325	324,335
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 03/26/31		376	375,872
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/31		1,049	1,038,967
			2,269,942
Diversified REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/20/30		245	243,986
Diversified Telecommunication Services — 0.9%
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.28%, 09/01/28		109	104,363

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/29/32	USD	1,890	$ 1,888,035
Orbcomm, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.10%, 09/01/28		304	279,764
Sunrise Financing Partnership, Term Loan AAA, (6-mo. CME Term SOFR at 0.00% Floor + 2.47%), 6.10%, 02/15/32		249	247,055
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.04%, 01/31/29		607	583,667
Zayo Group Holdings, Inc., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11% and 0.50% PIK), 7.28%, 03/11/30(i)		1,664	1,631,030
			4,733,914
Electric Utilities — 0.6%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 04/16/31		1,844	1,846,476
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.15%, 12/15/31		334	334,052
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 5.42%, 12/20/30		882	882,873
			3,063,401
Electronic Equipment, Instruments & Components — 0.2%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 06/20/31(e)		226	225,693
Coherent Corp., 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 07/02/29		455	454,436
Sanmina Corp., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/27/32(e)		531	530,336
			1,210,465
Energy Equipment & Services — 0.0%
Deep Blue Operating I LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 10/01/32(e)		164	164,410
Entertainment — 2.3%
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 10/01/31		1,430	1,428,065
Delta 2 Lux SARL, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 09/30/31		1,345	1,341,042
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/04/32		1,059	1,057,008
Electronic Arts, Inc., USD Term Loan B, 03/24/33(o)		2,190	2,176,312
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 03/24/32		1,788	1,779,593
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 07/31/32		187	186,702
Live Nation Entertainment, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/21/32		897	895,632
Security		Par (000)	Value
Entertainment (continued)
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.20%, 11/12/29	USD	1,214	$ 1,055,930
TKO Worldwide Holdings LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 11/21/31		2,287	2,283,779
			12,204,063
Environmental, Maintenance & Security Service — 0.1%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.46%, 10/17/30		345	344,267
Reworld Holding Corp., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 01/15/31		209	208,821
			553,088
Financial Services — 2.1%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 12/21/28		701	698,927
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 07/30/31		211	210,932
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.66%, 05/21/31		1,375	1,373,015
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/27/32		1,110	1,008,140
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/03/29		1,476	1,473,693
CPI Holdco B LLC, 2025 Add-on Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/19/31		2,087	2,071,455
Gryphon Acquire NewCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/13/32		544	544,136
Hyperion Refinance SARL, 2025 USD Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/31		1,113	1,076,098
LBM Acquisition LLC, 2024 Incremental Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.75%), 7.50%, 06/06/31		430	342,873
Orion U.S. Finco, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.15%, 10/08/32		521	515,248
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/30/31		1,116	1,116,317
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 10/16/31(e)		81	80,394
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/31/28		168	166,926
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/05/32		307	303,831
			10,981,985
Food Products — 1.0%
Chobani LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 10/28/32		2,152	2,150,704
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/31	USD	1,822	$ 1,783,455
2025 USD Term Loan B6, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.88%, 09/30/32		515	504,272
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.17%, 03/29/30		70	70,035
Treehouse Foods, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 02/11/33		568	564,689
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 01/29/32		249	249,175
Wellness Pet LLC, 2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 7.71%, 12/31/29		60	8,025
			5,330,355
Gas Utilities — 0.1%
BIP PipeCo Holdings LLC, Term Loan B, (2-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 12/06/30		243	243,582
M6 ETX Holdings II Midco LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/01/32		296	296,612
			540,194
Ground Transportation — 0.6%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 04/10/31		2,372	2,358,294
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		595	439,048
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.28%, 06/30/28		118	86,870
			2,884,212
Health Care Equipment & Supplies — 1.8%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 02/15/29		1,526	1,495,290
Bausch & Lomb Corporation, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 01/15/31		1,501	1,502,357
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 6.42%, 05/01/31		1,210	1,112,883
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 7.80%, 10/01/27		323	313,074
Hologic Inc., 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/14/33		3,083	3,044,463
PointClickCare Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/03/31		428	425,290
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 7.93%, 06/02/28		962	843,964
QuidelOrtho Corp., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 08/20/32		538	537,116
Waystar Technologies, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 10/22/29(e)		347	346,168
			9,620,605
Health Care Providers & Services — 1.7%
ACP Tara Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/15/32		140	140,466
Security		Par (000)	Value
Health Care Providers & Services (continued)
AHP Health Partners, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 09/20/32	USD	99	$ 99,199
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3- mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.45%, 09/29/28		449	449,226
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 11/08/32		679	678,224
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 07/26/31		342	342,885
Examworks Bidco, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 02/06/33		719	717,891
EyeCare Partners LLC, 2024 Third Out Term Loan C, 0.00%, 11/30/28(k)		16	2,700
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28		250	249,812
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 05/19/31		595	594,185
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.27%, 11/01/28		385	76,261
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.77%, 11/01/29		247	19,760
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/30		1,356	1,357,515
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 10/23/28		775	775,792
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/22/32		871	873,892
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/19/31		297	290,877
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.70%, 09/27/30		730	720,844
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/19/30		853	852,862
Team Health Holdings, Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.66%, 06/30/28		248	246,887
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 08/01/31		569	568,388
			9,057,666
Hotels, Restaurants & Leisure — 3.7%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61% and 6.00% PIK), 11.29%, 03/11/30(i)		111	108,235
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.29%, 03/11/30		117	115,141
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/31/30(e)		652	651,562
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 09/20/30		1,106	1,102,436

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/31	USD	1,883	$ 1,824,244
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 5.92%, 02/06/30		549	532,040
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 12/02/31		590	583,734
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 6.92%, 01/27/29		1,663	1,628,683
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 11/30/30		1,685	1,663,474
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 06/04/32		531	523,957
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 09/22/32		1,291	1,297,648
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.44%, 11/01/29		461	452,657
Herschend Entertainment Co. LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 05/27/32		533	533,329
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.43%, 11/08/30		1,350	1,352,051
IRB Holding Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.18%, 12/16/30		933	930,091
Light & Wonder International, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 04/16/29		654	653,615
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.95%, 08/01/30		383	357,913
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 05/03/29		532	533,129
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.65%, 04/04/29		540	531,757
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.67%, 12/04/31(e)		236	232,938
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/01/31		210	206,545
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 03/14/31		1,385	1,383,189
TRQ Sales LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 0.19%), 3.89%, 12/30/32		546	527,917
Voyager Parent LLC, Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 07/01/32		636	630,773
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 08/03/28		422	420,843
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 05/24/30		675	676,481
			19,454,382
Household Durables — 0.3%
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 09/26/31		264	264,040
Security		Par (000)	Value
Household Durables (continued)
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 5.88%, 10/24/31	USD	282	$ 282,973
Springs Windows Fashions LLC, 2024 FLFO Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		86	84,893
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.17%, 12/19/29		129	127,340
Weber-Stephen Products LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.41%, 10/01/32		845	824,298
			1,583,544
Household Products — 0.1%
Lavender US HoldCo 1, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 12/30/32		590	580,238
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Construction Finance Co. LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/31/30		1,202	1,201,748
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.00%), 5.67%, 12/15/27		533	533,049
Talen Energy Supply LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/25/32		793	792,870
			2,527,667
Industrial Conglomerates — 0.7%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 09/12/32		353	353,556
CoorsTek, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 10/28/32		285	286,355
Fluid-Flow Products, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/04/33		108	107,865
Heritage Environmental Services, Inc., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.68%, 04/01/33(e)		231	231,000
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 12/02/31		381	380,379
Pinnacle Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.16%, 10/01/32		479	479,448
Resideo Funding, Inc., 2025 Incremental Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/13/32		558	556,102
Resilience Parent LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.10%, 02/28/33		1,166	1,159,074
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.46%, 12/31/29(e)		61	49,466
			3,603,245
Insurance — 3.5%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/19/31		3,437	3,407,588
AmWINS Group, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 5.67%, 01/30/32		1,772	1,757,969
Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/29/31		1,282	1,261,486
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30	USD	1,414	$ 1,396,068
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.18%, 05/26/31		509	499,395
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 06/20/30		2,509	2,501,982
Jones DesLauriers Insurance Management Inc., 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/02/33		1,191	1,155,385
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 07/02/31		250	241,551
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/15/31		1,198	1,194,676
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 05/06/31		1,956	1,925,696
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 05/06/32		227	224,220
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 09/29/30		1,016	1,012,647
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 11/21/29		1,498	1,493,858
			18,072,521
Interactive Media & Services — 0.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 01/31/31		343	294,894
Internet Software & Services — 0.1%
Gen Digital, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/16/32		271	266,381
IT Services — 1.8%
Asurion LLC
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.03%, 01/20/29		211	209,594
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.02%, 08/19/28		64	63,915
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 09/19/30		248	245,029
2026 Term Loan B14, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/23/33		180	173,813
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 07/06/29		1,226	870,653
Clearwater Analytics LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/21/32		514	513,772
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.17%, 05/30/31		1,689	1,655,191
Galileo Parent, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 03/03/33		424	414,990
Go Daddy Operating Co. LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/09/29		650	639,283
ION Platform Finance U.S., Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.45%, 10/07/32		1,455	1,163,350
Iron Mountain, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/31/31		364	360,975
Security		Par (000)	Value
IT Services (continued)
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.92%, 07/01/31	USD	285	$ 254,999
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 07/16/31		873	839,967
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 07/31/31		1,795	1,759,718
Shift4 Payments, LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 07/03/32		318	317,210
			9,482,459
Leisure Products — 0.2%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 01/22/31		302	302,431
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.28%, 07/22/30		695	692,243
			994,674
Machinery — 2.3%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.29%, 07/31/28		1,237	1,233,428
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.16%, 03/15/30		239	238,151
Columbus McKinnon Corp., 2026 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.20%, 02/03/33		798	794,263
CompoSecure Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.93%, 01/14/33		1,190	1,184,800
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/21/28		1,470	1,469,795
Generac Power Systems, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 07/03/31		153	153,438
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.67%, 12/21/29		105	99,208
Indicor LLC, 2026 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 11/22/29		413	412,263
LSF12 Helix Parent LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.17%, 02/10/33		744	732,859
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.13%, 06/21/28		1,780	1,777,896
PECF USS Intermediate Holding III Corp., 2026 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.17%, 03/03/33		80	76,383
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 03/25/33(e)(o)		351	348,368
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.38%, 04/30/30		1,829	1,832,330
WEC U.S. Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 01/27/31		1,523	1,520,196
			11,873,378
Media — 1.5%
Altice France SA, 2025 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 6.88%), 10.55%, 05/31/31		885	885,006

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.66%, 12/07/30	USD	631	$ 630,238
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 12/15/31		481	480,579
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 7.78%, 08/23/28		347	347,844
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		1,614	1,419,048
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30		375	372,255
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 8.92%, 06/04/29		4	3,494
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 06/30/28		355	355,137
NEP Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.17%, 10/17/31		850	766,640
Nexstar Broadcasting, Inc., 2026 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 03/18/33		483	477,165
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61% and 1.50% PIK), 8.78%, 09/25/29(i)		2,067	1,833,903
Telenet Financing USD LLC, 2020 USD Term Loan AR, (1-mo. CME Term SOFR at 0.00% Floor + 2.11%), 5.79%, 04/28/28		180	177,563
			7,748,872
Metals & Mining — 0.1%
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.40%, 02/26/32		710	707,512
Multi-Utilities — 0.2%
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 03/03/32		1,298	1,297,670
Oil, Gas & Consumable Fuels — 0.9%
Blackfin Pipeline LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 09/29/32		253	254,394
Buckeye Partners LP, 2025 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 11/22/32		236	236,937
Freeport LNG Investments, LLLP, 2026 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.89%, 02/11/33		954	953,208
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.65%, 10/04/30		130	130,343
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/11/30(e)		439	438,022
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.69%, 09/22/32		148	147,753
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.42%, 04/07/32		173	173,915
NGL Energy Partners LP, 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.18%, 03/11/33		376	376,000
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.93%, 10/05/28	USD	1,438	$ 1,438,723
TransMontaigne Partners LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 03/16/30		296	295,467
Whitewater Matterhorn Holdings LLC, 2026 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/16/32		450	446,840
			4,891,602
Passenger Airlines — 0.9%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/20/28		484	479,247
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 03/21/31		821	812,706
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.52%, 01/29/27		410	406,740
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.91%, 06/04/29		337	326,416
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.00%, 02/15/28		650	632,325
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.44%, 08/27/29		843	764,735
Stonepeak Nile Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/09/32		443	441,681
United Airlines, Inc., 2026 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 02/22/31		701	698,154
			4,562,004
Pharmaceuticals — 0.7%
Amneal Pharmaceuticals LLC, 2026 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 08/01/32		1,182	1,185,141
Elanco Animal Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 10/31/32		309	309,282
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 04/23/31		283	280,904
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 5.92%, 05/05/28		1,074	1,076,624
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 5.92%, 05/19/31		195	185,356
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 04/20/29		328	325,703
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.70%, 07/03/28		62	62,241
			3,425,251
Professional Services — 1.3%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 08/12/32		499	493,784
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 09/29/31		696	695,842
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.28%, 06/02/28		1,048	1,000,151
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services (continued)
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 04/28/28	USD	1,240	$ 1,238,338
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.00% and 3.25% PIK), 9.42%, 07/31/30(i)		337	289,458
Trans Union LLC
2024 Term Loan B8, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.45%, 06/24/31		1,007	1,000,735
2024 Term Loan B9, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.45%, 06/24/31		531	527,917
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 11/26/31		1,179	1,138,986
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.42%, 09/28/29		635	613,989
			6,999,200
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.42%, 01/31/30(e)		254	254,886
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.43%, 07/06/29		414	414,212
Qnity Electronics, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 11/01/32		1,354	1,350,223
			1,764,435
Software — 5.4%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 02/24/31		1,991	1,949,623
Avalara, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 03/26/32		653	637,127
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.17%, 08/15/29		555	350,936
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 07/30/31		1,831	1,692,884
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 06/17/30		360	341,479
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 5.67%, 01/23/32		904	896,546
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 03/21/31		1,542	1,407,905
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.95%, 08/13/32		1,606	1,464,365
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 7.52%, 10/08/28		262	232,718
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.68%, 12/09/31		714	682,555
Darktrace PLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.25%), 6.90%, 10/09/31		213	203,371
Dayforce, Inc., 2026 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.66%, 02/04/33		1,370	1,294,266
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 7.95%, 06/26/31		338	316,322
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 10/08/29		1,733	1,682,830
Security		Par (000)	Value
Software (continued)
Ellucian Holdings, Inc. (continued)
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.42%, 11/22/32	USD	284	$ 270,984
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.42%, 09/12/29		1,735	1,715,405
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 01/30/32		1,358	1,297,414
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.92%, 03/22/32		1,993	1,855,789
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.67%, 03/01/29		920	818,976
MH Sub I LLC, 2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 7.92%, 12/31/31		319	211,419
Mitchell International, Inc., 2024 2nd Lien Term Loan, (1- mo. CME Term SOFR + 5.25%), 8.92%, 06/17/32		163	146,026
MKS Instruments, Inc., 2026 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.41%, 02/04/33		766	766,237
Ping Identity Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/15/32(e)		296	291,930
Proofpoint, Inc., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 08/31/28		2,033	1,964,875
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 06/28/30(e)		529	439,014
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 6.96%, 04/24/28		920	879,658
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 5.67%, 05/09/31		1,433	1,427,409
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 02/10/31		1,511	1,442,054
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 04/12/31		1,436	1,400,258
			28,080,375
Specialty Retail — 1.3%
Belron Finance 2019 LLC, 2026 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 5.66%, 10/16/31		1,901	1,899,357
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 6.70%, 01/20/32		1,147	1,140,671
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 04/23/31		509	507,604
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 6.67%, 05/04/28		1,722	1,718,743
Peer USA LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.95%, 10/14/32		193	191,070
Project Aurora US Finco, Inc., USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.45%, 12/06/32		133	133,000
Pye-Barker Fire & Safety LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 12/16/32		611	611,283

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.02%, 10/20/28	USD	140	$ 138,589
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.28%, 10/20/28		304	295,573
			6,635,890
Technology Hardware, Storage & Peripherals — 0.3%
Finastra USA, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 09/15/32		1,841	1,725,937
Textiles, Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 5.92%, 02/13/32		351	348,968
Tobacco — 0.0%
Savor Acquisition, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 02/19/32		34	33,836
Trading Companies & Distributors — 0.1%
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 7.67%, 07/02/29(e)		786	357,714
Transportation Infrastructure — 0.7%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 09/23/31		1,720	1,720,094
Brown Group Holding LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.17%, 07/01/31		706	706,868
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.02%, 12/15/26		609	604,443
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.70%, 03/18/30		756	753,963
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 11.66%, 08/20/29		257	98,915
			3,884,283
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 08/06/32		355	354,297
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.42%, 01/25/31		1,015	1,017,453
Windstream Services LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 10/06/32		707	706,789
			2,078,539
Total Floating Rate Loan Interests — 57.7% (Cost: $309,018,427)			301,142,687
Foreign Agency Obligations
Argentina — 0.0%
Argentine Republic Government International Bonds, 1.75%, 07/09/30(n)		24	20,514
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		93	94,953
Security		Par (000)	Value
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(b)	USD	200	$ 195,665
Brazil — 0.1%
Brazil Government International Bonds, 6.63%, 03/15/35		200	204,600
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37(f)		58	55,859
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42(c)		200	175,400
Dominican Republic — 0.1%
Dominican Republic International Bonds(b)
4.50%, 01/30/30		200	190,000
7.05%, 02/03/31		150	155,100
			345,100
Egypt — 0.1%
Egypt Government International Bonds
5.63%, 04/16/30(f)	EUR	100	107,962
7.50%, 02/16/61(b)	USD	200	152,080
			260,042
Guatemala — 0.1%
Guatemala Government Bonds, 7.05%, 10/04/32(b)(c)		200	214,000
Hungary — 0.0%
Hungary Government International Bonds, 5.50%, 03/26/36(b)(c)		200	194,500
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(f)	EUR	100	112,753
8.08%, 04/01/36(b)	USD	200	203,218
			315,971
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)(c)		200	200,250
Mexico — 0.1%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(b)(c)		250	250,625
Mexico Government International Bonds
5.38%, 03/22/33(c)		200	195,400
5.38%, 05/16/40	EUR	162	180,344
			626,369
Morocco — 0.0%
Morocco Government International Bonds, 2.38%, 12/15/27(b)	USD	200	192,030
Nigeria — 0.1%
Nigeria Government International Bonds, 10.38%, 12/09/34(b)		200	228,800
Peru — 0.0%
Peru Government International Bonds
2.78%, 01/23/31		95	86,733
1.86%, 12/01/32		62	51,088
			137,821
Romania — 0.1%
Romanian Government International Bonds
5.25%, 11/25/27(b)		62	61,952
2.12%, 07/16/31(f)	EUR	156	154,751
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Romania (continued)
Romanian Government International Bonds (continued)
4.63%, 03/04/33(b)	EUR	59	$ 63,635
6.25%, 09/10/34(b)		91	106,497
6.75%, 07/11/39(b)		13	14,972
6.50%, 10/07/45(b)		16	17,667
			419,474
Serbia — 0.0%
Serbia International Bonds, 6.00%, 06/12/34(b)	USD	200	200,000
South Africa — 0.1%
Republic of South Africa Government International Bonds
7.10%, 11/19/36(b)		200	204,926
Series 30Y, 5.00%, 10/12/46		230	165,025
			369,951
Turkey — 0.0%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32		200	200,300
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	100	116,309
Total Foreign Agency Obligations — 0.9% (Cost: $4,896,577)			4,767,908

	Shares
Investment Companies
Equity Funds — 3.8%
H-Food Holdings, LLC	4,335	80,198
Invesco Senior Loan ETF	595,000	12,143,950
State Street Blackstone Senior Loan ETF	195,000	7,827,300
		20,051,448
Total Investment Companies — 3.8% (Cost: $20,408,639)		20,051,448

		Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.2%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	920	471,735
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,731	636,264
Series 2007-19, Class 1A1, 6.00%, 08/25/37		528	236,711
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		61	60,395
Series 2006-17, Class A2, 6.00%, 12/25/36		611	263,910
Series 2007-HY5, Class 3A1, 4.92%, 09/25/37(a)		135	126,804
COLT Mortgage Loan Trust(b)
Series 2024-7, Class A1, 5.54%, 12/26/69		1,114	1,117,076
Series 2024-INV4, Class A1, 5.61%, 05/25/69(c)		1,004	1,008,710
Deephaven Residential Mortgage Trust, Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)(b)(c)		890	887,201
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		159	135,596
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67(c)	USD	1,185	$ 1,181,391
Series 2024-INV4, Class A2, 5.50%, 12/25/54		752	750,847
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.63%, 10/25/35(a)		290	141,668
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)		450	452,280
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		282	277,046
OBX Trust(b)
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		569	569,633
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		839	843,030
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		660	657,428
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		451	446,016
Verus Securitization Trust, Series 2022-3, Class A1, 5.13%, 02/25/67(b)(c)		1,058	1,010,580
			11,274,321
Commercial Mortgage-Backed Securities(b) — 2.5%
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 6.36%, 11/15/41(a)		630	630,197
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.52%, 08/15/42(a)		381	381,245
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.26%, 03/15/41(a)		343	341,805
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 6.53%, 11/05/39(a)		200	206,765
BX Commercial Mortgage Trust(a)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 4.71%, 12/15/38		847	846,287
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 5.61%, 02/15/39		452	451,441
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 5.86%, 02/15/39		80	80,068
BX Trust(a)
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 4.52%, 01/15/39		913	912,660
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.31%, 02/15/41		240	237,675
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 5.61%, 04/15/41		570	570,013
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39(a)		250	224,365
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 6.71%, 08/15/41(a)		660	653,697
DBC Mortgage Trust, Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.72%, 11/15/42(a)		1,240	1,235,352
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40(a)		220	218,335
DK Trust(a)
Series 2025-LXP, Class B, (1 mo. Term SOFR + 1.84%), 5.52%, 08/15/37		274	274,000
Series 2025-LXP, Class C, (1 mo. Term SOFR + 2.24%), 5.92%, 08/15/37		293	293,000
GS Mortgage Securities Corp. Trust(a)
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.33%, 11/25/41		454	453,521

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust(a) (continued)
Series 2025-800D, Class B, (1 mo. Term SOFR + 3.45%), 7.13%, 11/25/41	USD	900	$ 897,855
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.06%, 06/15/39(a)		800	800,000
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		790	792,383
MIC Trust, Series 2023-MIC, Class B, 9.53%, 12/05/38(a)		234	250,126
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 6.61%, 11/15/34(a)		189	188,764
SLG Office Trust(a)(d)
Series 2026-OMA, Class E, 04/15/41		115	115,225
Series 2026-OMA, Class F, 04/15/41		235	235,447
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36(a)		572	569,098
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42(a)		895	890,038
Wells Fargo Commercial Mortgage Trust, Series 2024- BPRC, Class D, 7.08%, 07/15/43		250	250,061
			12,999,423
Total Non-Agency Mortgage-Backed Securities — 4.7% (Cost: $25,324,785)			24,273,744
Preferred Securities
Capital Trusts — 6.4%(a)
Banks(c)(j) — 0.5%
ING Groep NV, 3.88%		1,750	1,685,290
Nordea Bank Abp, 3.75%(b)		560	519,243
PNC Financial Services Group, Inc., Series W, 6.25%		619	624,431
			2,828,964
Capital Markets — 0.0%
State Street Corp., 4.94%, 06/01/77(c)		194	168,375
Electric Utilities — 1.2%
Electricite de France SA, 3.00%(f)(j)	EUR	200	227,414
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(c)	USD	3,750	3,744,091
PG&E Corp., 7.38%, 03/15/55(c)		2,078	2,091,329
			6,062,834
Financial Services(c) — 4.0%
Bank of America Corp., Series OO, 6.63%(j)		4,260	4,367,544
Barclays PLC(j)
4.38%		2,455	2,327,845
8.00%		2,200	2,276,469
9.63%		805	878,058
JPMorgan Chase & Co.
Series II, 6.44%(j)		4,000	4,005,048
Series U, 4.88%, 01/15/87		325	298,756
Lloyds Banking Group PLC, 6.75%(j)		450	451,906
NatWest Group PLC, 8.13%(j)		735	795,657
UBS Group AG(b)(j)
Series NC10, 9.25%		4,400	4,955,452
Series NC5, 9.25%		200	213,165
			20,569,900
Security		Par (000)	Value
Independent Power and Renewable Electricity Producers(b)(j) — 0.1%
NRG Energy, Inc., 10.25%(c)	USD	424	$ 457,378
Vistra Corp., 7.00%		209	209,268
			666,646
Pharmaceuticals(c) — 0.6%
CVS Health Corp.
6.75%, 12/10/54		635	642,965
7.00%, 03/10/55		2,605	2,684,681
			3,327,646
			33,624,365

	Shares
Preferred Stocks — 0.3%(g)
Capital Markets — 0.3%
Morgan Stanley, Series F, 6.88%(j)	55,000	1,377,750
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	107	18,660
IT Services(e) — 0.0%
Veritas Newco
Series G	2,283	43,377
Series G-1	1,576	29,944
		73,321
		1,469,731
Total Preferred Securities — 6.7% (Cost: $34,795,145)		35,094,096

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities(c) — 2.7%
Freddie Mac Mortgage-Backed Securities, 4.00%, 05/01/39	USD	716	700,513
Uniform Mortgage-Backed Securities
3.50%, 09/01/42 - 10/01/42		7,625	7,206,652
4.50%, 06/01/44		1,390	1,371,642
5.00%, 11/01/44 - 04/13/56(p)		4,697	4,660,491
			13,939,298
Total U.S. Government Sponsored Agency Securities — 2.7% (Cost: $13,761,681)			13,939,298

Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(g)	1,315	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 157.0% (Cost: $831,400,530)		819,018,004
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(q)(r)	276,567	276,567
Total Short-Term Securities — 0.0% (Cost: $276,567)		276,567
Total Investments — 157.0% (Cost: $831,677,097)		819,294,571
Liabilities in Excess of Other Assets — (57.0)%		(297,604,357)
Net Assets — 100.0%		$ 521,690,214

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Non-income producing security.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $177,856, representing less than 0.05% of its net assets as of period end, and an original cost of $19,956.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Fund.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,079,242	$ —	$ (3,802,675)(a)	$ —	$ —	$ 276,567	276,567	$ 28,869	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	4.59%(b)	12/06/24	Open	$ 162,975	$ 162,975	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.75 (b)	12/09/24	Open	662,500	700,916	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.77 (b)	12/09/24	Open	342,656	362,617	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.84 (b)	12/17/24	Open	243,815	257,982	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.86 (b)	12/17/24	Open	623,290	659,669	Corporate Bonds	Open/Demand
HSBC Bank PLC	3.90 (b)	06/16/25	Open	756,551	782,555	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	07/18/25	Open	690,046	710,714	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	3.86%(b)	07/23/25	Open	$ 748,572	$ 770,514	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.88 (b)	08/05/25	Open	332,995	342,246	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	400,000	411,165	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	263,145	270,490	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	406,857	418,214	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	87,290	89,726	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	204,688	210,401	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	206,243	211,999	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	08/05/25	Open	401,528	412,735	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/11/25	Open	719,152	738,482	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/22/25	Open	439,580	450,776	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	08/28/25	Open	564,557	578,738	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	09/03/25	Open	875,000	895,454	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	09/03/25	Open	950,000	972,207	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/12/25	Open	624,607	638,837	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/24/25	Open	603,250	616,040	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/24/25	Open	1,772,500	1,810,081	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/29/25	Open	1,125,372	1,148,552	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	09/30/25	Open	327,990	334,706	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/01/25	Open	398,688	406,890	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	3.73 (b)	10/08/25	Open	1,287,200	1,311,496	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	3.80 (b)	10/08/25	Open	349,751	356,472	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/08/25	Open	1,369,917	1,396,640	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/08/25	Open	853,905	870,562	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	1,173,000	1,195,399	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	178,756	182,167	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	975,000	993,618	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	453,750	462,414	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	266,000	271,083	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.82 (b)	10/09/25	Open	714,375	728,006	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	10/09/25	Open	175,061	178,446	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	143,260	146,065	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	256,648	261,672	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,127,912	1,149,980	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	422,725	431,002	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	532,475	542,900	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	389,216	396,836	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,092,960	1,114,359	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	211,990	216,141	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	195,381	199,207	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	129,806	132,350	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	236,160	240,787	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	672,016	685,174	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	489,782	499,379	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	154,114	157,110	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	317,831	324,054	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	552,947	563,781	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	109,656	111,803	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	224,536	228,936	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	475,324	484,564	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	259,335	264,413	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	642,206	654,771	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	145,225	148,070	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,459,575	1,488,152	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	382,623	390,119	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	349,363	356,204	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	173,075	176,464	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	878,489	895,628	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	829,347	845,585	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	959,500	978,286	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,329,660	1,355,694	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	3.90%(b)	10/09/25	Open	$ 214,515	$ 218,715	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	107,809	109,921	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	706,879	720,719	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	261,765	266,854	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	291,259	296,965	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	619,944	632,082	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	204,438	208,441	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	203,835	207,826	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	171,350	174,705	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	361,430	368,506	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	146,610	149,481	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	893,909	911,411	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	642,105	654,632	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	183,792	187,390	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	207,373	211,427	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	470,535	479,754	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	303,413	309,332	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	359,825	366,875	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	252,787	257,740	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	123,113	125,523	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	552,825	563,657	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	129,231	131,761	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	906,889	924,645	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	228,993	233,476	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	552,325	563,139	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	1,561,455	1,592,027	Capital Trusts	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	247,650	252,499	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	554,641	565,501	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	697,810	711,472	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	555,770	566,652	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/09/25	Open	261,515	266,635	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/14/25	Open	1,525,552	1,554,489	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	10/21/25	Open	528,033	537,285	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/28/25	Open	88,425	89,951	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/30/25	Open	419,062	426,121	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	10/31/25	Open	377,775	384,156	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	10/31/25	Open	1,017,900	1,034,921	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	11/04/25	Open	285,950	290,648	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/05/25	Open	504,781	512,934	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	11/06/25	Open	212,300	215,644	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/06/25	Open	1,390,567	1,412,867	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	11/06/25	Open	547,375	556,153	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	11/19/25	Open	473,235	480,192	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/19/25	Open	411,097	417,095	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/21/25	Open	397,425	403,132	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	11/21/25	Open	403,132	408,922	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/24/25	Open	434,995	441,061	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/24/25	Open	160,674	162,914	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	11/28/25	Open	107,240	107,240	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/08/25	Open	229,001	231,866	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/08/25	Open	793,904	803,835	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	385,083	389,855	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	411,435	416,535	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	384,606	389,373	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/09/25	Open	460,739	466,450	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/10/25	Open	293,563	297,076	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	12/11/25	Open	313,500	317,217	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.85 (b)	12/11/25	Open	165,325	167,311	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/11/25	Open	504,631	510,769	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	12/12/25	Open	1,220,966	1,235,367	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/17/25	Open	182,825	184,905	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	2,590,250	2,618,760	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	3.81%(b)	12/18/25	Open	$ 288,844	$ 292,023	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	2,603,250	2,631,903	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	226,775	229,271	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	326,250	329,841	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.81 (b)	12/18/25	Open	496,830	502,298	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.79 (b)	12/23/25	Open	160,351	162,023	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	12/31/25	Open	74,393	75,126	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/06/26	Open	309,868	312,699	Corporate Bonds	Open/Demand
BNP Paribas SA	3.83 (b)	01/15/26	Open	636,300	641,445	Corporate Bonds	Open/Demand
BNP Paribas SA	3.89 (b)	01/15/26	Open	1,718,220	1,732,330	Capital Trusts	Open/Demand
BNP Paribas SA	3.90 (b)	01/15/26	Open	97,848	98,654	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	01/15/26	Open	320,850	323,492	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86	01/15/26	Open	40,664	40,664	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/15/26	Open	476,935	480,832	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	01/16/26	Open	365,115	368,082	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	01/16/26	Open	189,613	191,114	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.60 (b)	01/21/26	Open	410,334	413,206	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80	01/21/26	Open	353,194	355,803	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	01/21/26	Open	195,600	197,045	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	01/21/26	Open	349,719	352,303	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	01/26/26	Open	279,196	281,162	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/27/26	Open	260,378	262,174	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	01/28/26	Open	33,840	34,053	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	01/28/26	Open	975,131	981,275	Corporate Bonds	Open/Demand
BNP Paribas SA	3.60 (b)	01/28/26	Open	219,220	220,601	Corporate Bonds	Open/Demand
BNP Paribas SA	3.64 (b)	01/28/26	Open	655,000	659,172	Corporate Bonds	Open/Demand
BNP Paribas SA	3.65 (b)	01/28/26	Open	248,200	249,785	Corporate Bonds	Open/Demand
BNP Paribas SA	3.70 (b)	01/28/26	Open	472,285	475,343	Corporate Bonds	Open/Demand
BNP Paribas SA	3.71 (b)	01/28/26	Open	164,471	165,539	Corporate Bonds	Open/Demand
BNP Paribas SA	3.71 (b)	01/28/26	Open	195,083	196,349	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	461,700	464,722	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	223,789	225,253	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	318,060	320,142	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	102,660	103,332	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74	01/28/26	Open	1,047,187	1,054,041	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	115,411	116,167	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	223,020	224,480	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	01/28/26	Open	147,620	148,586	Corporate Bonds	Open/Demand
BNP Paribas SA	3.75 (b)	01/28/26	Open	3,750,000	3,774,609	Capital Trusts	Open/Demand
BNP Paribas SA	3.75 (b)	01/28/26	Open	1,306,125	1,314,696	Corporate Bonds	Open/Demand
BNP Paribas SA	3.75 (b)	01/28/26	Open	442,750	445,656	Corporate Bonds	Open/Demand
BNP Paribas SA	3.78 (b)	01/28/26	Open	484,375	487,579	Capital Trusts	Open/Demand
BNP Paribas SA	3.79 (b)	01/28/26	Open	160,075	161,137	Corporate Bonds	Open/Demand
BNP Paribas SA	3.81 (b)	01/28/26	Open	459,225	462,287	Corporate Bonds	Open/Demand
BNP Paribas SA	3.82 (b)	01/28/26	Open	4,180,125	4,208,069	Capital Trusts	Open/Demand
BNP Paribas SA	3.83 (b)	01/28/26	Open	275,143	276,987	Corporate Bonds	Open/Demand
BNP Paribas SA	3.85 (b)	01/28/26	Open	371,460	373,963	Corporate Bonds	Open/Demand
BNP Paribas SA	3.85 (b)	01/28/26	Open	647,085	651,445	Corporate Bonds	Open/Demand
BNP Paribas SA	3.85 (b)	01/28/26	Open	789,480	794,799	Corporate Bonds	Open/Demand
BNP Paribas SA	3.85 (b)	01/28/26	Open	406,025	408,761	Corporate Bonds	Open/Demand
BNP Paribas SA	3.87 (b)	01/28/26	Open	846,198	851,929	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	1,137,775	1,145,500	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	457,874	460,983	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	792,275	797,655	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	514,995	518,492	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	49,517	49,853	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	494,095	497,450	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	626,219	630,471	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	1,241,480	1,249,910	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	1,770,624	1,782,646	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	01/28/26	Open	857,445	863,267	Corporate Bonds	Open/Demand
BNP Paribas SA	3.89 (b)	01/28/26	Open	214,731	216,193	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	3.90%	01/28/26	Open	$ 628,443	$ 632,732	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	01/28/26	Open	244,158	245,824	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90	01/28/26	Open	414,064	416,890	Capital Trusts	Open/Demand
BNP Paribas SA	3.90 (b)	01/28/26	Open	169,740	170,898	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/28/26	Open	341,644	343,958	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.74 (b)	01/29/26	Open	927,500	927,500	Corporate Bonds	Open/Demand
BNP Paribas SA	3.83 (b)	01/29/26	Open	789,719	791,764	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	01/29/26	Open	343,070	343,070	Corporate Bonds	Open/Demand
BNP Paribas SA	3.95 (b)	01/30/26	Open	185,572	186,814	Capital Trusts	Open/Demand
BNP Paribas SA	3.95 (b)	01/30/26	Open	794,825	800,145	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	01/30/26	Open	246,943	248,521	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	01/30/26	Open	377,500	379,911	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	01/30/26	Open	433,254	436,088	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	01/30/26	Open	522,792	526,211	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/30/26	Open	1,245,274	1,253,440	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/30/26	Open	745,965	750,857	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	01/30/26	Open	426,525	429,322	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/04/26	Open	1,222,445	1,229,785	Corporate Bonds	Open/Demand
BNP Paribas SA	3.69 (b)	02/06/26	Open	7,976	8,020	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/06/26	Open	165,844	166,814	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/06/26	Open	194,911	196,040	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	02/09/26	Open	17,010	17,104	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.80 (b)	02/11/26	Open	565,994	568,921	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/11/26	Open	2,338,669	2,351,083	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87	02/11/26	Open	558,000	560,939	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/11/26	Open	513,645	516,351	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/11/26	Open	455,215	457,613	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87	02/11/26	Open	416,585	418,779	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/11/26	Open	433,320	435,603	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/11/26	Open	443,169	445,503	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/11/26	Open	415,635	417,824	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.75)	02/12/26	04/08/26	71,594	71,594	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.00	02/12/26	04/08/26	34,313	34,313	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	0.25	02/12/26	04/08/26	143,443	143,490	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.00	02/12/26	04/08/26	237,519	238,469	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.25	02/12/26	04/08/26	95,479	95,893	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.65	02/12/26	04/08/26	255,521	256,765	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	3.90 (b)	02/12/26	Open	4,136,737	4,158,249	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/13/26	Open	771,247	775,134	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/19/26	Open	971,031	975,300	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	02/20/26	Open	518,869	521,106	Corporate Bonds	Open/Demand
BNP Paribas SA	3.79 (b)	02/24/26	Open	193,949	194,684	Corporate Bonds	Open/Demand
BNP Paribas SA	3.87 (b)	02/24/26	Open	180,301	180,999	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	02/24/26	Open	193,000	193,728	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	02/24/26	Open	197,021	197,764	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	02/24/26	Open	196,600	197,341	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	3.77 (b)	02/24/26	Open	235,460	236,348	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/24/26	Open	518,417	520,438	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/24/26	Open	609,700	612,060	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/25/26	Open	328,440	329,676	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/26/26	Open	1,481,284	1,481,284	Corporate Bonds	Open/Demand
BNP Paribas SA	3.74 (b)	02/27/26	Open	1,194,834	1,198,930	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	02/27/26	Open	968,090	971,533	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	02/27/26	Open	359,000	360,283	Corporate Bonds	Open/Demand
BNP Paribas SA	3.93 (b)	02/27/26	Open	457,382	459,029	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	3.80 (b)	02/27/26	Open	242,733	243,578	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/27/26	Open	452,655	454,273	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/27/26	Open	432,103	433,648	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/27/26	Open	564,091	566,108	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/27/26	Open	1,030,466	1,034,150	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	02/27/26	Open	378,364	379,716	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	02/27/26	Open	3,626,100	3,639,063	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	3.86%(b)	02/27/26	Open	$ 1,718,990	$ 1,725,072	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	02/27/26	Open	1,474,155	1,479,371	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/27/26	Open	529,425	531,303	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/27/26	Open	1,060,485	1,064,247	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	02/27/26	Open	450,397	451,995	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90	03/02/26	Open	34,873	34,986	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/02/26	Open	757,475	759,918	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/02/26	Open	564,187	566,007	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/02/26	Open	915,325	918,277	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87	03/02/26	Open	444,540	445,974	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.17	03/03/26	04/08/26	931,571	934,376	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.17	03/03/26	04/08/26	806,580	809,009	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.17	03/03/26	04/08/26	2,715,499	2,723,678	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.17	03/03/26	04/08/26	913,190	915,940	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.22	03/03/26	04/08/26	1,058,461	1,061,687	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.22	03/03/26	04/08/26	921,374	924,182	Non-Agency Mortgage-Backed Securities	Up to 30 Days
U.S. Bancorp Investments, Inc.	3.86 (b)	03/04/26	Open	516,315	517,865	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/06/26	Open	1,312,530	1,316,227	Corporate Bonds	Open/Demand
BNP Paribas SA	3.85 (b)	03/09/26	Open	16,415	16,455	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	03/09/26	Open	133,755	134,088	Corporate Bonds	Open/Demand
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	684,408	685,846	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	5,158,152	5,168,984	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	2,232,690	2,237,378	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,897,507	1,901,492	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	1,344,297	1,347,120	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	3.78	03/11/26	04/13/26	399,722	400,561	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	3.70	03/12/26	04/09/26	627,775	629,066	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	521,125	522,208	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	467,250	468,221	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	156,655	156,980	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.74	03/12/26	04/09/26	399,375	400,205	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.75	03/12/26	04/09/26	833,625	835,362	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.75	03/12/26	04/09/26	445,500	446,428	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.80	03/12/26	04/09/26	472,562	473,559	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.80	03/12/26	04/09/26	2,887,500	2,893,596	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.85	03/12/26	04/09/26	2,301,635	2,306,558	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	3.90 (b)	03/12/26	04/09/26	4,210,360	4,219,482	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	03/12/26	04/09/26	621,810	623,157	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	03/12/26	04/09/26	389,457	390,301	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	03/12/26	04/09/26	2,298,912	2,303,893	Capital Trusts	Up to 30 Days
Barclays Bank PLC	3.90	03/12/26	04/09/26	1,875,395	1,879,458	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.00	03/12/26	04/09/26	108,894	109,075	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.70	03/12/26	04/09/26	114,538	114,773	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	863,370	865,164	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	1,444,333	1,447,334	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	208,784	209,218	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	745,860	747,410	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	953,175	955,155	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	835,065	836,800	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/12/26	04/09/26	1,862,312	1,866,182	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.80	03/12/26	04/09/26	337,669	338,382	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.80	03/12/26	04/09/26	248,441	248,966	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	3.80%	03/12/26	04/09/26	$ 294,578	$ 295,199	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	41,149	41,238	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	1,204,699	1,207,309	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	188,584	188,993	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	1,225,968	1,228,624	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	1,320,218	1,323,079	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	469,861	470,879	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	289,636	290,264	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	407,013	407,895	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	547,600	548,786	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	389,014	389,857	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	1,117,725	1,120,147	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	544,554	545,734	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	1,836,751	1,840,731	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	786,994	788,699	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	748,147	749,768	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.90	03/12/26	04/09/26	461,335	462,335	Corporate Bonds	Up to 30 Days
BNP Paribas SA	3.90 (b)	03/12/26	Open	568,686	569,918	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/12/26	Open	716,445	717,981	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/12/26	Open	525,927	527,055	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	03/13/26	Open	878,652	880,452	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/13/26	Open	695,980	697,402	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/13/26	Open	736,229	737,732	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	03/16/26	Open	916,150	917,730	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.83 (b)	03/16/26	Open	150,859	151,116	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/16/26	Open	267,270	267,733	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/16/26	Open	1,763,417	1,766,451	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/17/26	Open	441,632	442,343	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/17/26	Open	307,095	307,590	Corporate Bonds	Open/Demand
BNP Paribas SA	3.90 (b)	03/18/26	Open	251,969	252,351	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.74	03/20/26	04/09/26	1,044,324	1,045,626	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.74	03/20/26	04/09/26	5,508,002	5,514,869	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.60	03/20/26	04/22/26	366,013	366,452	Corporate Bonds	Up to 30 Days
Merrill Lynch International	3.75	03/20/26	04/22/26	852,208	853,273	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	3.55	03/20/26	05/01/26	473,437	473,998	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.65	03/20/26	05/01/26	251,676	251,982	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	260,372	260,697	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	331,687	332,101	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	178,296	178,519	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	180,075	180,300	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	992,906	994,147	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	556,325	557,020	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.75	03/20/26	05/01/26	1,136,172	1,137,593	Corporate Bonds	31 - 90 Days
J.P. Morgan Securities LLC	3.90	03/20/26	05/01/26	1,522,500	1,524,479	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.87	03/20/26	06/01/26	305,515	305,909	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	1.85	03/20/26	06/03/26	439,651	439,922	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	2.90	03/20/26	06/03/26	487,015	487,486	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.20	03/20/26	06/03/26	77,976	78,059	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	858,330	859,303	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.40	03/20/26	06/03/26	76,508	76,594	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.45	03/20/26	06/03/26	99,560	99,674	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.50	03/20/26	06/03/26	225,000	225,262	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.53	03/20/26	06/03/26	116,660	116,797	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	202,208	202,450	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	105,293	105,419	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	518,340	518,962	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	190,800	191,029	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	50,109	50,169	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	114,000	114,137	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	235,089	235,371	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	67,425	67,506	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.60	03/20/26	06/03/26	391,250	391,719	Corporate Bonds	31 - 90 Days

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	3.65%	03/20/26	06/03/26	$ 536,080	$ 536,732	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	501,894	502,504	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	141,000	141,172	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	451,237	451,786	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	68,186	68,269	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	78,740	78,836	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	307,016	307,390	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.65	03/20/26	06/03/26	418,990	419,500	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	539,055	539,720	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	70,568	70,655	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	173,650	173,864	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	48,913	48,973	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	195,780	196,021	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	133,945	134,110	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	341,110	341,531	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.70	03/20/26	06/03/26	533,725	534,383	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	387,956	388,441	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	287,513	287,872	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	89,417	89,529	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	180,285	180,510	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.75	03/20/26	06/03/26	981,250	982,477	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.80	03/20/26	06/03/26	358,800	359,254	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.80	03/20/26	06/03/26	1,036,057	1,037,369	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.80	03/20/26	06/03/26	577,687	578,419	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	197,488	197,741	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	2,152,465	2,155,227	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	1,192,055	1,193,585	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	371,085	371,561	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	218,225	218,505	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	468,682	469,284	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	38,220	38,269	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	580,572	581,318	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	553,860	554,571	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	154,526	154,725	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	474,275	474,884	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/20/26	06/03/26	526,505	527,181	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.87	03/20/26	06/03/26	298,410	298,795	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.87	03/20/26	06/03/26	406,147	406,671	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	03/20/26	06/03/26	229,894	230,192	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	03/20/26	06/03/26	313,908	314,315	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	03/20/26	06/03/26	352,661	353,119	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	03/20/26	06/03/26	945,360	946,586	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	03/20/26	06/03/26	52,012	52,080	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.89	03/20/26	06/03/26	743,040	744,004	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.90	03/20/26	06/03/26	354,035	354,495	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.90	03/20/26	06/03/26	453,562	454,152	Corporate Bonds	31 - 90 Days
BNP Paribas SA	3.90 (b)	03/20/26	Open	643,125	643,961	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/20/26	Open	2,094,379	2,097,101	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/20/26	Open	598,080	598,857	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/20/26	Open	597,269	598,046	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/20/26	Open	299,614	300,003	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/20/26	Open	454,230	454,814	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/20/26	Open	1,017,964	1,019,274	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/20/26	Open	322,420	322,836	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.87 (b)	03/20/26	Open	699,255	700,157	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	3.83	03/23/26	05/01/26	173,209	173,375	Corporate Bonds	31 - 90 Days
BofA Securities, Inc.	3.85	03/25/26	06/03/26	220,772	220,938	Corporate Bonds	31 - 90 Days
BNP Paribas SA	3.79 (b)	03/26/26	Open	125,353	125,432	Corporate Bonds	Open/Demand
BNP Paribas SA	3.89 (b)	03/26/26	Open	505,237	505,565	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/26/26	Open	451,720	452,014	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/26/26	Open	307,612	307,812	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/26/26	Open	484,696	485,011	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	3.90%(b)	03/26/26	Open	$ 529,592	$ 529,937	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/27/26	Open	317,475	317,647	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.74 (b)	03/30/26	04/09/26	3,740	3,740	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	3.60 (b)	03/30/26	Open	1,195,762	1,196,002	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.65 (b)	03/30/26	Open	1,410,512	1,410,798	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	03/30/26	Open	145,763	145,792	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.67 (b)	03/30/26	Open	116,450	116,474	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.68 (b)	03/30/26	Open	366,959	367,034	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.70 (b)	03/30/26	Open	248,300	248,351	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	03/30/26	Open	111,350	111,373	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72	03/30/26	Open	129,150	129,177	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.72 (b)	03/30/26	Open	264,005	264,060	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	93,470	93,489	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	254,635	254,688	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	748,064	748,219	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	91,279	91,298	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	130,241	130,268	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	380,703	380,782	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	190,125	190,164	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.73 (b)	03/30/26	Open	282,750	282,809	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.75 (b)	03/30/26	Open	294,223	294,284	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.75 (b)	03/30/26	Open	160,011	160,044	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.75 (b)	03/30/26	Open	206,077	206,120	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.80 (b)	03/30/26	Open	184,717	184,756	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.85 (b)	03/30/26	Open	208,904	208,949	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	3.87 (b)	03/30/26	Open	107,774	107,797	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	219,279	219,326	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	725,625	725,782	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	620,557	620,692	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	320,513	320,582	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	316,778	316,846	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	519,860	519,973	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	246,402	246,455	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	762,960	763,125	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	241,920	241,972	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	273,904	273,963	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	261,214	261,270	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	304,063	304,129	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	750,389	750,552	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	745,380	745,541	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	298,726	298,791	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	34,120	34,128	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	653,509	653,650	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	1,732,710	1,733,085	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	891,782	891,976	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	312,139	312,206	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	1,353,222	1,353,516	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	180,790	180,829	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	252,925	252,980	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	3.90 (b)	03/30/26	Open	3,510,000	3,510,760	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.90	03/31/26	04/09/26	382,660	382,701	Capital Trusts	Up to 30 Days
BNP Paribas SA	3.74 (b)	03/31/26	Open	1,822,100	1,822,289	Corporate Bonds	Open/Demand
BNP Paribas SA	3.88 (b)	03/31/26	Open	460,769	460,818	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.90 (b)	03/31/26	Open	1,149,750	1,149,875	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	3.90 (b)	03/31/26	Open	367,721	367,761	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.86 (b)	03/31/26	Open	702,100	702,175	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	3.87%(b)	03/31/26	Open	$ 706,035	$ 706,111	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	3.89 (b)	03/31/26	Open	547,609	547,668	Corporate Bonds	Open/Demand
				$ 295,673,156	$ 297,734,752

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	55	06/18/26	$ 6,239	$ (116,084)
2-Year U.S. Treasury Note	1,691	06/30/26	350,830	(1,931,871)
5-Year U.S. Treasury Note	438	06/30/26	47,379	(623,438)
				(2,671,393)
Short Contracts
10-Year U.S. Treasury Note	280	06/18/26	31,076	646,436
10-Year U.S. Ultra Long Treasury Note	33	06/18/26	3,743	77,163
U.S. Long Bond	91	06/18/26	10,340	313,170
Ultra U.S. Treasury Bond	28	06/18/26	3,257	120,365
				1,157,134
				$ (1,514,259)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	123,290	EUR	105,200	JPMorgan Chase Bank N.A.	04/16/26	$ 1,614
USD	220,584	EUR	188,208	Morgan Stanley & Co. International PLC	04/16/26	2,900
USD	69,114	EUR	58,955	State Street Bank and Trust Co.	04/16/26	925
USD	75,178	EUR	64,290	Toronto-Dominion Bank	04/16/26	819
USD	119,945	EUR	102,573	Toronto-Dominion Bank	04/16/26	1,307
USD	123,831	EUR	105,897	Toronto-Dominion Bank	04/16/26	1,350
USD	188,716	EUR	161,384	Toronto-Dominion Bank	04/16/26	2,057
USD	1,425,094	GBP	1,073,000	State Street Bank and Trust Co.	06/17/26	5,191
						16,163
EUR	1,378	USD	1,615	Canadian Imperial Bank of Commerce	04/16/26	(21)
USD	102,607	EUR	89,000	Societe Generale	06/17/26	(621)
USD	14,922,956	EUR	12,944,000	Societe Generale	06/17/26	(90,359)
						(91,001)
						$ (74,838)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.45.V1	1.00%	Quarterly	12/20/30	USD	8,180	$ (147,869)	$ (170,949)	$ 23,080
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1	5.00%	Quarterly	06/20/31	B	USD	5,805	$ 288,167	$ 233,631	$ 54,536
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	30	$ 1,866	$ 1,799	$ 67
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R	EUR	7	369	(477)	846
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	4	222	(263)	485
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R	EUR	12	624	(741)	1,365
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R	EUR	4	182	(219)	401
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R	EUR	8	379	(508)	887
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R	EUR	5	275	(351)	626
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	11	554	453	101
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	20	1,006	953	53
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	7	352	266	86
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	13	786	1,070	(284)
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	33	3,991	4,228	(237)
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	7	1,172	837	335
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	20	1,917	1,842	75
								$ 13,695	$ 8,889	$ 4,806

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	06/20/26	USD	3,500	$ (3,847)	$ (26,904)	$ 23,057
1-day SOFR minus 0.90%, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	8,000	(39,634)	(86,490)	46,856
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	4,000	(11,901)	(26,630)	14,729
1-day SOFR, 3.68%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/26	USD	3,000	(14,704)	(27,052)	12,348
									$ (70,086)	$ (167,076)	$ 96,990

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 34,684,204	$ 962,850	$ 35,647,054
Common Stocks	—	271,442	770,349	1,041,791
Corporate Bonds
Advertising Agencies	—	6,198,439	—	6,198,439
Aerospace & Defense	—	12,942,430	—	12,942,430
Air Freight & Logistics	—	358,778	—	358,778
Automobile Components	—	4,912,383	—	4,912,383
Automobiles	—	6,654,709	—	6,654,709
Banks	—	622,912	—	622,912
Beverages	—	667,768	—	667,768
Biotechnology	—	995,124	—	995,124
Building Materials	—	6,882,350	—	6,882,350
Building Products	—	3,074,693	—	3,074,693
Capital Markets	—	3,842,282	—	3,842,282
Chemicals	—	10,491,292	—	10,491,292
Commercial Services & Supplies	—	22,931,624	—	22,931,624
Communications Equipment	—	108,835	—	108,835
Construction & Engineering	—	2,696,284	—	2,696,284
Consumer Finance	2,807	7,492,175	—	7,494,982
Consumer Staples Distribution & Retail	—	3,663,829	—	3,663,829
Containers & Packaging	—	11,039,803	—	11,039,803
Distributors	—	483,474	—	483,474
Diversified REITs	—	2,557,347	—	2,557,347
Diversified Telecommunication Services	—	28,027,466	—	28,027,466
Electric Utilities	—	6,431,293	—	6,431,293
Electronic Equipment, Instruments & Components	—	1,969,307	—	1,969,307
Energy Equipment & Services	—	4,928,335	—	4,928,335
Entertainment	—	9,690,135	—	9,690,135
Environmental, Maintenance & Security Service	—	4,651,694	—	4,651,694
Financial Services	—	17,650,222	—	17,650,222
Food Products	—	6,273,292	—	6,273,292
Ground Transportation	—	2,117,163	—	2,117,163
Health Care Equipment & Supplies	—	4,300,432	—	4,300,432
Health Care Providers & Services	—	12,458,692	—	12,458,692
Health Care REITs	—	2,622,381	—	2,622,381
Hotel & Resort REITs	—	3,825,035	—	3,825,035
Hotels, Restaurants & Leisure	—	4,610,824	—	4,610,824
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Household Durables	$ —	$ 4,367,875	$ —	$ 4,367,875
Household Products	—	—	—	—
Independent Power and Renewable Electricity Producers	—	4,798,000	—	4,798,000
Industrial Conglomerates	—	668,974	—	668,974
Insurance	—	23,390,646	—	23,390,646
Interactive Media & Services	—	7,247,713	—	7,247,713
Internet Software & Services	—	1,686,605	—	1,686,605
IT Services	—	2,993,935	—	2,993,935
Leisure Products	—	4,803,328	—	4,803,328
Machinery	—	3,366,124	—	3,366,124
Media	—	18,902,547	—	18,902,547
Metals & Mining	—	11,946,048	—	11,946,048
Mortgage Real Estate Investment Trusts (REITs)	—	875,259	—	875,259
Multi-Utilities	—	130,308	—	130,308
Oil, Gas & Consumable Fuels	—	37,997,131	—	37,997,131
Passenger Airlines	—	901,405	—	901,405
Personal Care Products	—	516,801	—	516,801
Pharmaceuticals	—	9,314,488	—	9,314,488
Real Estate Management & Development	—	2,893,674	—	2,893,674
Retail REITs	—	320,746	—	320,746
Semiconductors & Semiconductor Equipment	—	1,516,795	—	1,516,795
Software	—	13,350,203	—	13,350,203
Specialty Retail	—	1,294,720	—	1,294,720
Technology Hardware, Storage & Peripherals	—	1,287,705	—	1,287,705
Textiles, Apparel & Luxury Goods	—	1,626,128	—	1,626,128
Tobacco	—	549,589	—	549,589
Transportation Infrastructure	—	249,757	44,782	294,539
Water Utilities	—	885,866	—	885,866
Wireless Telecommunication Services	—	5,628,935	—	5,628,935
Fixed Rate Loan Interests	—	1,328,282	—	1,328,282
Floating Rate Loan Interests	—	295,106,089	6,036,598	301,142,687
Foreign Agency Obligations	—	4,767,908	—	4,767,908
Investment Companies
Equity Funds	19,971,250	80,198	—	20,051,448
Non-Agency Mortgage-Backed Securities	—	24,273,744	—	24,273,744
Preferred Securities
Capital Trusts	—	33,624,365	—	33,624,365
Preferred Stocks
Capital Markets	1,377,750	—	—	1,377,750
Ground Transportation	—	18,660	—	18,660
IT Services	—	—	73,321	73,321
U.S. Government Sponsored Agency Securities	—	13,939,298	—	13,939,298
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	276,567	—	—	276,567
Unfunded Floating Rate Loan Interests(a)	—	219	—	219
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(6,394)	(11,826)	(18,220)
	$21,628,374	$789,772,122	$7,876,074	$819,276,570
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 82,943	$ —	$ 82,943
Foreign Currency Exchange Contracts	—	16,163	—	16,163
Interest Rate Contracts	1,157,134	96,990	—	1,254,124
Liabilities
Credit Contracts	—	(521)	—	(521)

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (91,001)	$ —	$ (91,001)
Interest Rate Contracts	(2,671,393)	—	—	(2,671,393)
	$(1,514,259)	$104,574	$—	$(1,409,685)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $297,734,752 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks
Assets
Opening balance, as of December 31, 2025	$ 957,950	$ 880,865	$ 1,138,592	$ —	$ 8,377,670	$ — (a)	$ 89,899
Transfers into Level 3(b)	—	—	—	—	2,133,713	—	—
Transfers out of Level 3(c)	—	—	(1,093,493)	—	(2,995,627)	—	—
Accrued discounts/premiums	(2,897)	—	498	—	1,999	—	—
Net realized gain (loss)	—	19,887	—	—	(51,196)	—	—
Net change in unrealized appreciation (depreciation)(d)	7,797	(287,182)	(815)	(762)	(46,743)	—	(16,578)
Purchases	—	716,069	—	762	1,197,411	—	—
Sales	—	(559,290)	—	—	(2,580,629)	—	—
Closing balance, as of March 31, 2026	$ 962,850	$ 770,349	$ 44,782	$ —	$ 6,036,598	$ — (a)	$ 73,321
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(d)	$ 7,797	$ (769,410)	$ (815)	$ (762)	$ (67,083)	$ — (a)	$ (16,578)

	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2025	$ 171	$ 11,445,147
Transfers into Level 3(b)	3,478	2,137,191
Transfers out of Level 3(c)	(171)	(4,089,291)
Accrued discounts/premiums	—	(400)
Net realized gain (loss)	—	(31,309)
Net change in unrealized appreciation (depreciation)(d)	(15,304)	(359,587)
Purchases	—	1,914,242
Sales	—	(3,139,919)
Closing balance, as of March 31, 2026	$ (11,826)	$ 7,876,074
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(d)	$ (15,304)	$ (862,155)

(a)	Rounds to less than $1.
(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Limited Duration Income Trust (BLW)

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate